As filed with the Securities and Exchange Commission on December 31, 2001

                                                        Registration No. 2-75503

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          (X)
         Pre-Effective Amendment No.  _____                      (_)
         Post-Effective Amendment No.   73                       (X)
                                      ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.   73                                      (X)
                       ------

--------------------------------------------------------------------------------

                             MAXIM SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111

               Registrant's Telephone Number, including Area Code:
                                 (303) 737-3000

                                 W. T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111

                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            James F. Jorden, Esquire
                                 Jorden Burt LLP
                        1025 Thomas Jefferson St., N. W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805

                  Approximate Date of Proposed Public Offering:
               Immediately upon effectiveness of this amendment.

It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b) of Rule 485 |_| on _______ pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485 |X| on February 28, 2002, pursuant to paragraph (a)(1) of Rule 485 |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485 |_| on _______ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             MAXIM SERIES FUND, INC.

                    Maxim JPMorgan Growth & Income Portfolio

            8515 East Orchard Rd., Greenwood Village, Colorado 80111
                            Phone No. (303) 737-3000



o This prospectus explains the objectives, risks and strategies of the Maxim JPMorgan Growth & Income Portfolio (the "Portfolio").


o The Portfolio is one of several mutual funds that comprise the Maxim Series Fund, Inc. (the "Fund").

o  The Portfolio's objective is long-term growth and dividend income.


o The Portfolio seeks to achieve this objective by investing all of its assets in the Growth and Income Portfolio (the "Master Portfolio"), another mutual fund.


o The Portfolio's investment adviser is GW Capital Management, LLC ("GW Capital"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A").

o The Portfolio is available only as an investment option for certain variable annuity contracts and qualified retirement plans ("Qualified Plans"). Therefore, you cannot purchase shares of the Portfolio directly; rather you must own one of those contracts or participate in a Qualified Plan that makes the Portfolio available for investment.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                The date of this prospectus is February 28, 2002

                                TABLE OF CONTENTS
                                                                      Page


The Portfolio at a Glance......................................
         Investment Objective
         Principal Investment Strategy.........................
         Principal Investment Risks............................


Portfolio Performance Information..............................
         Year by Year Performance Returns......................
         Highest and Lowest Quarter Returns....................
         Average Annual Total Return...........................



Fees and Expenses..............................................

Portfolio Expense Example......................................

The Portfolio in Detail........................................
         Investment Objective
         Principal Investment Strategy.........................
         Principal Investment Risks............................

Management of the Portfolio and the Master Portfolio...........
         The Portfolio.........................................
         The Master Portfolio..................................
         Master Portfolio Managers.............................
         Important Information About Your Investment...........

Investing In the Portfolio.....................................
         Purchasing and Redeeming Shares.......................
         How to Exchange Shares................................
         Other Information.....................................
         Share Price...........................................
         Master Portfolio Share Price..........................
         Dividends and Capital Gain Distributions..............
         Tax Consequences......................................
         Annual and Semi-Annual Shareholder Reports............


Change of Investment Strategy..................................

Financial Highlights...........................................

Statement of Additional Information............................      Back Cover

                            THE PORTFOLIO AT A GLANCE


         The following information is only a summary of important information you should know about the Portfolio. Detailed information is included elsewhere in this prospectus and the Statement of Additional Information ("SAI") and should be read in addition to this summary.

Investment Objective:

         The Portfolio seeks long term capital growth and dividend income. As with any mutual fund, there is no guarantee that the Portfolio will achieve its objectives. The Portfolio's share price will fluctuate and your shares could be worth more or less than what you paid for them.

Principal Investment Strategy:


         The Portfolio invests all of its assets in the Master Portfolio. Under normal market conditions, the Master Portfolio invests at least 80% of its total assets in common stocks of a broad range of companies most of which have a market capitalization equal to those within the universe of the S&P 500 Index stocks. Market capitalization is the total market value of a company's shares.


Principal Investment Risks:


     o Because it invests all of its assets in the Master Portfolio, the Portfolio's performance will depend on the performance of the Master Portfolio. Due to this investment structure, the Portfolio is subject to all of the risks to which the Master Portfolio is subject.

     o The Master Portfolio invests in common stocks. Stocks and stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

     o The Master Portfolio may invest in foreign securities. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.

     o The Master Portfolio's equity holdings may also include real estate investment trusts ("REITs"), which are pools of investments primarily in income-producing real estate or loans related to real estate. The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.


     o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.


     o The Master Portfolio may invest in direct debt instruments such as loans and loan participations, which are interests in amounts owed to another party. Loans may be made to companies, governments and other borrowers. These types of investments may have additional risks beyond conventional debt securities, because they may provide less legal protection for the Master Portfolio, or because there may be a requirement that the Master Portfolio supply additional cash to a borrower on demand, in particular in the event of default by the borrower. In the event of a default, the Master Portfolio may take possession of the collateral, with its attendant risks. The Master Portfolio's investment adviser will evaluate the creditworthiness of prospective borrowers to seek to reduce the risk of default.

     o The Portfolio is considered "non-diversified" because the Master Portfolio is non-diversified. The Master Portfolio may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified mutual fund would. Since a relatively high percentage of the Master Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Master Portfolio may be more sensitive to changes in the market value of a single issuer or industry.



An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency.

                        PORTFOLIO PERFORMANCE INFORMATION

The bar chart and table below provide some indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since its inception on December 21, 1994. The table shows how the Portfolio's average annual total return for the one year, five year and since inception periods compare to a broad based stock market index and an average of the performance of a universe of growth and income mutual funds. The returns shown below are historical and are not an indication of future performance.

Year By Year Performance Returns:

[OBJECT OMITTED]

1995    1996    1997    1998    1999    2000    2001

28.10%  19.73%  30.00%  14.42%  8.65%   0.78%

Highest and Lowest Quarter Returns:

During the periods shown in the chart the highest return for a quarter was ____% (Quarter ending ) and the lowest return for a quarter was ___(Quarter ending ).


Average Annual Total Return for the
Periods Ending December 31, 2001:


                                     1 Year    5 Years    Since Inception of the
                                                                 Portfolio

Maxim JPMorgan Growth &
 Income Portfolio
S&P 500 Index
Lipper Growth & Income
 Fund Index


The Standard & Poor's 500 Index is a broad based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

The Lipper Growth & Income Fund Index represents the average performance of a universe of actively managed growth and income funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in the average.

       FEES AND EXPENSES*

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

         Shareholder Fees (fees paid directly from your investment)

         Sales Load Imposed on Purchases...........................None
         Sales Load Imposed on Reinvested Dividends................None
         Deferred Sales Load.......................................None
         Redemption Fee............................................None
         Exchange Fee..............................................None

         Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

         Management Fees...........................................0.93%
         Distribution (12b-1) Fees.................................None
         Other Expenses............................................0.07%
         Total Annual Fund Operating Expenses......................1.00%



         * The table and example reflect the aggregated expenses of both the Portfolio and the Master Portfolio.




                            PORTFOLIO EXPENSE EXAMPLE

         This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------

                             THE PORTFOLIO IN DETAIL


Investment Objective:

         The Portfolio seeks long term capital growth and dividend income.

Principal Investment Strategy:


         To achieve this objective, the Portfolio invests all of its assets in the Master Portfolio. Therefore, the Portfolio's investment objectives are identical to those of the Master Portfolio. The risks described below apply to the Portfolio as well as the Master Portfolio. The investment strategies of the Master Portfolio, described below, will directly influence the value of the Portfolio's shares.

         Under normal circumstances the Master Portfolio invests at least 80% of its total assets in common stocks of a broad range of companies, most of which have a market capitalization equal to those within the universe of S&P 500 Index stocks. Market capitalization is the total market value of a company's shares. The Master Portfolio's investment adviser does fundamental research to seek to identify undervalued stocks which have the potential to increase in value. The investment advisers first seek to find companies with the best earnings prospects and then select companies which appear to have the most attractive values. The investment advisers also seek to invest in sectors with good earnings prospects as well.


         The investment advisers may look for value-oriented factors, such as a low price-to-earnings or price-to-cash ratio, in determining whether a stock is undervalued. In addition, they may also attempt to identify those undervalued companies which will experience earnings growth or improved earnings characteristics. The investment advisers may seek current income through various methods, including investing in convertible securities and seeking to identify companies with characteristics such as average or above average dividend yields.


         In determining whether to sell a stock, the investment advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still undervalued. This may include those securities which have appreciated to meet their target valuations.

         The Master Portfolio may invest up to 20% of its total assets in foreign securities. These investments may include depositary receipts. The Master Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

         Although the Master Portfolio intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Master Portfolio may put any amount of its assets in these investments as well as in U.S. Government debt securities and investment grade debt securities. When it employs such a temporary defensive strategy, the Master Portfolio's investment objective may not be achieved. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

         The Master Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Master Portfolio may use derivatives to hedge various market risks or to increase the Master Portfolio's income or gain.

Principal Investment Risks:


         All mutual funds carry a certain amount of risk. You will lose money if you sell your shares for less than you paid for them. Loss of money is a risk of investing in the Portfolio. Some of the specific risks of investing in this Portfolio are described below.

Master/Feeder Structure:


         Unlike most other mutual funds, the Portfolio does not directly acquire and manage its own portfolio of securities. Rather, the Portfolio invests all of its assets in another mutual fund, the Master Portfolio. This investment relationship is referred to as a master/feeder relationship. The Portfolio is referred to as a "feeder" fund because it invests all of its assets in the "master" fund, the Master Portfolio. The Master Portfolio is referred to as a "master" fund because in addition to the Portfolio there are other funds which "feed" (that is, invest) their assets to the Master Portfolio.

         There are some general risks that are specifically associated with the master/feeder relationship. For example, if a large "feeder" fund withdraws from the Master Portfolio, the remaining funds may experience higher operating expenses. Higher expenses may produce lower returns. A large "feeder" fund's withdrawal may also result in the Master Portfolio's investment holdings being less diversified which will increase portfolio risk. This latter risk also exists for traditionally structured funds which have large and/or institutional investors.

         A change in the Master Portfolio's objectives, policies or restrictions may require the Portfolio to redeem its interest in the Master Portfolio. This could result in a distribution of securities to the Portfolio by the Master Portfolio, as opposed to a cash distribution. A distribution of securities may mean additional brokerage fees or other transaction costs to convert the distributed securities to cash. A distribution of this type may also result in the Portfolio being less diversified and less liquid.


Equity Securities:


         Equity securities, such as common stocks, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and those fluctuations can be pronounced. Changes in the value of the Master Portfolio's investments will result in changes in the value of its shares and, consequently, the value of the shares of the Portfolio. The Master Portfolio may not achieve its objective if securities which the investment advisers believe are undervalued do not appreciate as much as the investment advisers anticipate or if the companies in which it invests do not pay dividends.


Foreign Securities:

         Investments in foreign securities may have higher risks than United States investments. Higher risks result from the following possibilities:

         o     Less publicly available information
         o     Different settlement procedures
         o     Smaller and less liquid securities markets
         o     Difficulty converting investments into cash
         o     Political and economic instability
         o     Imposition of government controls
         o     Higher brokerage commissions and custody costs
         o     Different regulations and standards


         These risks increase when investing in securities issued in developing countries. Changes in currency exchange rates also affect foreign securities since they are normally denominated and traded in foreign currencies. Additionally, investment in unsponsored depositary receipts may carry higher risks than sponsored depositary receipts due to less available information about the issuer and different voting privileges. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.



Convertible Securities:

         The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of these securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Money Market and Debt Obligations:


         Although the Master Portfolio intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high quality money market instruments and repurchase agreements. During unusual market conditions, the Master Portfolio may invest up to 20% of its assets in U.S. government obligations. To temporarily defend its assets, the Master Portfolio may put any amount of its assets in these types of investments and during such times the Portfolio's investment objective may not be achieved.


Real Estate Investment Trusts:

         The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Derivatives:


         Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes they could cause losses that exceed the Master Portfolio's original investment. Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Master Portfolio Turnover

         The Master Portfolio may engage in active and frequent trading of its portfolio securities to achieve its principal investment strategies. Such trading could result in higher brokerage costs. Brokerage costs affect the performance of the Portfolio and the expenses you will indirectly pay because the Master Portfolio must pay these costs from its own assets.

              MANAGEMENT OF THE PORTFOLIO AND THE MASTER PORTFOLIO


The Portfolio


         GW Capital provides investment management, accounting and administrative services for the Portfolio. GW Capital's address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. GW Capital provides investment management services for mutual funds and other investment portfolios representing assets of over $ billion. GW Capital (and its predecessor company, The Great-West Life Assurance Company) has been providing investment management services since 1969.

         The aggregate fee paid to GW Capital for the Portfolio's fiscal year ending October 31, 2001 was 0.53% of the average daily net assets of the Portfolio.

The Master Portfolio

         The investment adviser of the Master Portfolio is J.P. Morgan Fleming Asset Management (USA) Inc.("JPMFAM"), 522 Fifth Avenue, New York, NY 10036.

         The aggregate fee paid to JPMFAM for the Master Portfolio's fiscal year ending October 31, 2001 was 0.40% of the average daily net assets of the Master Portfolio.

Master Portfolio Managers

Jonathan K.L. Simon, Managing Director and Portfolio Manager at JPMFAM, is responsible for the day-to-day management of the Master Portfolio. Mr. Simon has worked as a portfolio manager with various affiliates of JPMFAM since 1980.




                   IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing In the Portfolio

         Shares of the Portfolio are not for sale directly to the public. Currently, the Portfolio shares are sold to separate accounts of GWL&A to fund benefits under certain group variable annuity contracts, as well as directly to certain qualified retirement plans. In the future, Portfolio shares may be used to fund other variable contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract or Qualified Plan, please refer to that contract or Qualified Plan.

Purchasing and Redeeming Shares

         Variable contract owners or Qualified Plan participants will not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable contract owners. Similarly, Qualified Plan sponsors and administrators purchase/redeem Portfolio shares based on orders received from participants. Qualified Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Qualified Plan. Participants should contact their Qualified Plan sponsor or administrator for information concerning the appropriate procedure for investing in the Portfolio.

         Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners and Qualified Plans that invest in the Portfolio. The Board of Directors will monitor the Portfolio for any material conflicts that may arise and will determine what action should be taken.

How to Exchange Shares

         This section is only applicable to participants in Qualified Plans that purchase shares of the Portfolio outside a variable annuity contract.

         An exchange involves selling all or a portion of the shares of the Portfolio and purchasing shares of another portfolio of the Fund. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two portfolios after the exchange request is received in proper form. Before exchanging into a portfolio, read its prospectus.

Please note the following policies governing exchanges:

         o You can request an exchange in writing or by telephone.

         o Written requests should be submitted to: 8515 East Orchard Road, Greenwood Village, CO 80111.

         o The form should be signed by the account owner(s) and include the following information:

           (1) the name of the account
           (2) the account number
           (3) the name of the portfolio from which the shares of which are to be sold
           (4) the dollar amount or number of shares to be exchanged
           (5) the name of the portfolio(s) in which new shares will be purchased; and
           (6) the signature(s) of the person(s) authorized to effect exchanges in the account.

         o You can request an exchange by telephoning 1-800-537-2033.

         o A portfolio may refuse exchange purchases by any person or group if, in GW Capital's judgment, the portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information

         o We may modify, suspend or terminate the policies and procedures to request an exchange of shares of the portfolios by telephone at any time.

         o If an account has more than one owner of record, we may rely on the instructions of any one owner.

         o Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner.

         o We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to verify the identity of the investor, such as requesting personal identification numbers (PINs) and other information.

         o All telephone calls will be recorded and we have adopted other procedures to confirm that telephone instructions are genuine.

         o During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.


Share Price


         The price for buying or selling the Portfolio's shares is the net asset value ("NAV") per share of the Portfolio. We compute the NAV per share by dividing the net assets of the Portfolio (that is, the value of the Portfolio's investment in the Master Portfolio less Portfolio expenses and liabilities) by the number of outstanding Portfolio shares. We generally calculate the Portfolio's NAV as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 p.m. Eastern Time), on each day the NYSE is open for business. When you buy or redeem shares of the Portfolio, your share price will be the price next computed after we receive your purchase or redemption order. If the NYSE closes at any other time, or if an emergency exists, the time at which the NAV is calculated may differ.

         Since the Portfolio invests all its assets in the Master Portfolio, the value of the Portfolio's shares depends upon the investment performance of the Master Portfolio. If the securities owned by the Master Portfolio increase in value, the value of the Portfolio's shares will increase and vice versa.

Master Portfolio Share Price

         The Master Portfolio generally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, the time at which the NAV is calculated may differ. The NAV of the Master Portfolio is based on the market value of the securities in which it invests. If market prices are not available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that JPMFAM believes accurately reflects fair value. Certain short-term securities are valued on the basis of amortized cost.


Dividend and Capital Gain Distributions


Dividends from the investment income of the Portfolio are declared and reinvested quarterly in additional shares of the Portfolio at NAV. Distributions from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at NAV.


Tax Consequences


         The Portfolio is not currently taxable. It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986, as amended. If it does not meet those tax requirements, the Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.


         Tax consequences of your investment in the Portfolio depend on the provisions of the variable annuity contract or Qualified Plan through which you invest in the Portfolio. For more information please refer to your contract or Qualified Plan.

Annual and Semi-Annual Shareholder Reports

         The fiscal year of the Portfolio ends on October 31 of each year. Twice a year you will receive a report containing a summary of the Portfolio's performance and other information.

                          CHANGE OF INVESTMENT STRATEGY


         The Portfolio may withdraw its investment in the Master Portfolio at any time without shareholder approval if the Board of Directors of the Fund decides it is in the best interest of the Portfolio. Upon any such change, the Board will consider what action may be taken, including the investment of assets of the Portfolio in another underlying mutual fund having the same investment objective as the Portfolio or the retention of an investment adviser to manage the Portfolio's assets in accordance with the investment objective. The investment objective of the Portfolio as well as the investment objective of the Master Portfolio, can only be changed with shareholder approval.

                              FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, is included in the Portfolio's Annual Report. A free copy of the Annual Report is available upon request.

                                            ------------   ------------      -------------     -------------       -------------

                                               2001            2000               1999              1998              1997

                                            ------------   ------------      -------------     -------------       -------------


Net Asset Value, Beginning of Period                        $1.6872            $1.5958             $1.6590            $1.3957


Income from Investment Operations


Net Investment Income                                       0.0072             0.0114              0.0113              0.0158

Net Gain or Losses on Securities
(both realized and unrealized)                              0.1219             0.1938              0.1351              0.3677


                                            ------------   ------------      -------------     -------------       -------------


Total Income From Investment Operations                     0.1291             0.2052              0.1464              0.3835



Less Distributions


Dividends (from net investment income)                      (0.0068)           (0.0118)           (0.0103)            (0.0162)

Distributions (from capital gains)                          (0.3700)           (0.1020)           (0.1993)            (0.1040)

                                            ------------   ------------      -------------     -------------       -------------


Total Distributions                                         (0.3768)           (0.1138)           (0.2096)            (0.1202)

                                            ------------   ------------      -------------     -------------       -------------

Net Asset Value, End of Period                              $1.4395            $1.6872            $1.5958            $ 1.6590

                                            ------------   ------------      -------------     -------------       -------------

Total Return                                                9.31%              13.13%               9.38%              29.33%



Ratios/Supplemental Data


Net Assets, End of Period                                  $113,630,472      $125,978,101      $161,166,617        $135,053,616

Ratio of Expenses to Average Net Assets                     1.00%              1.00%                1.00%               1.00%

Ratio of Net Investment Income to Average Net               0.52%              0.66%                0.69%               1.08%

                                            ------------   ------------      -------------     -------------       -------------



Turnover rate<F1>                                             30%                125%                113%                65%


                                            ------------   ------------      -------------     -------------       -------------


<F1>
The Turnover rate is that of the Master Portfolio, the Growth and Income Portfolio, not that of the Maxim JPMorgan Growth & Income Portfolio.



                         This prospectus should be read
                       and retained for future reference.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


         This prospectus is intended for use in connection with certain variable annuity contracts and qualified retirement plans. The SAI, dated February 28, 2002, contains more details about the investment policies and techniques of the Fund and the Portfolio. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

         Additional information about the Portfolio's investments and the investments of the Master Portfolio is available in the Portfolio's Annual and Semi-Annual Reports to shareholders. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

         For a free copy of the SAI or Annual or Semi-Annual reports, or to request other information or ask questions about the Fund, call 1-800-537-2033. The Annual and Semi-Annual reports are also available online at http://www.benefitscorp.com.

         The SAI and the Annual and Semi-Annual reports are available on the SEC's Internet Web site (http://www.sec.gov). You can also obtain copies of this information upon paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the Fund, including the SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.


INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-7735.

                                              MAXIM SERIES FUND, INC.


--------------------------------------------------------------------------------



                    Maxim JPMorgan Growth & Income Portfolio

                                (the "Portfolio")


--------------------------------------------------------------------------------

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")



         Throughout this SAI, "the Portfolio" is intended to refer to the Portfolio listed above, unless otherwise indicated. This SAI is not a prospectus and should be read together with the prospectus for the Portfolio dated February 28, 2002. Requests for copies of the prospectus should be made by writing 8515 East Orchard Road, Greenwood Village, Colorado 80111, or by calling (303) 737-3000. The financial statements appearing in the Annual Report are incorporated into this SAI by reference. Copies of the Annual Report are available, without charge, and can be obtained by calling 1-800-537-2033.



                                February 28, 2002


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


                                                                          Page
INFORMATION ABOUT THE FUND AND THE PORTFOLIO.............................

INVESTMENT LIMITATIONS...................................................

INVESTMENT POLICIES AND PRACTICES........................................

MANAGEMENT OF THE FUND...................................................

INVESTMENT ADVISORY SERVICES.............................................

PURCHASE, REDEMPTION AND PRICING OF SHARES...............................

INVESTMENT PERFORMANCE...................................................

DIVIDENDS, DISTRIBUTION AND TAXES........................................

OTHER INFORMATION........................................................


FINANCIAL STATEMENTS.....................................................

APPENDIX A...............................................................

APPENDIX B...............................................................

                  INFORMATION ABOUT THE FUND AND THE PORTFOLIO


         Maxim Series Fund, Inc. (the "Fund") is a Maryland corporation organized as an open-end management investment company. The Fund offers thirty-six investment portfolios. The Fund commenced business as an investment company in 1982. The Maxim JPMorgan Growth & Income Portfolio (the "Portfolio") was added effective December 21, 1994. The Portfolio invests all of its assets in the Growth and Income Portfolio (the "Master Portfolio"), a non-diversified open-end management investment company. The Portfolio is a "no-load" investment meaning you pay no sales charges or distribution fees. GW Capital Management, LLC ("GW Capital"), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), serves as the Fund's investment adviser.


Non-Diversified Portfolio of Securities


         The Portfolio is considered "non-diversified" because it invests all of its assets in the Master Portfolio, which itself is non-diversified. The Master Portfolio may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. Since a relatively high percentage of the Master Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Master Portfolio may be more sensitive to changes in the market value of a single issuer or industry.


INVESTMENT LIMITATIONS


         The following policies and limitations supplement those set forth in the prospectus. Unless otherwise indicated, whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, the indicated percentage or quality standard limitation will be determined immediately after and as a result of the Portfolio's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations. The Portfolio's fundamental investment policies and limitations cannot be changed without approval by vote of a "majority of the outstanding voting shares" (as defined in the Investment Company Act of 1940 ("the 1940 Act")) of the Portfolio. Because the Portfolio invests all of its assets in the Master Portfolio, compliance with these limitations will be based on the Master Portfolio's investments.


The Portfolio will not:

1. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances, and positions in permissible options and futures will not be subject to this restriction.

2. Alone or together with any other investor make investments for the purpose of exercising control over, or management of any issuer.

3. Purchase or sell interests in commodities, commodities contracts, or real estate, (including limited partnership interests but excluding securities secured by real estate or interests therein), except that the Portfolio may purchase securities of issuers which invest or deal in any of the above and may engage in permissible futures and options transactions, permissible forward purchases or sales of foreign currencies or securities, and the purchase and sale of mortgage-backed securities.


4.        Make loans, except as provided in limitation (5) below.

5. The Portfolio may make loans to other persons, in accordance with the Portfolio's investment objectives and policies and to the extent permitted by applicable law.


6. Borrow amounts in excess of 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes or by engaging in reverse repurchase transactions; nor may the Portfolio pledge, mortgage, or hypothecate more than 1/3 of its net assets to secure such borrowings. In the event the Portfolio borrows in excess of 5% of its total assets, the Portfolio will not purchase additional investment securities until any borrowings that exceed 5% of the Portfolio's total assets are repaid.

7. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in connection with borrowings mentioned in limitation (6) above, and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets, taken at market value at the time thereof; provided that collateral arrangements with respect to permissible futures and options transactions, including initial and variation margin payments, are not considered to be the pledge of assets for purposes of this restriction.


8. Underwrite securities of other issuers except insofar as the Master Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.


9. Issue any senior security (as defined in the 1940 Act), except that (a) the Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under the Portfolio's investment policies and applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under the Portfolio's investment policies and applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, the Portfolio may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to the Portfolio's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.


         In the event the Portfolio redeemed its investment in the Master Portfolio and GW Capital were to manage the Portfolio's assets directly (or delegate such management to a sub-adviser), the Portfolio would be subject to the above-described fundamental investment policies. If the Portfolio redeemed its investment in the Master Portfolio and invested in another investment company, the shareholders of the Portfolio would be asked to approve the adoption of the investment policies of such investment company to the extent necessary or appropriate to allow the Portfolio to make such investment.


                        INVESTMENT POLICIES AND PRACTICES


         Except as described below and except as otherwise specifically stated in the prospectus or this SAI, the Portfolio's investment policies set forth in the prospectus and in this SAI are not fundamental and may be changed without shareholder approval.

         The Portfolio invests all of its assets in the Master Portfolio. The Portfolio therefore indirectly bears the investment risk associated with the investments of the Master Portfolio. The following pages contain more detailed information about types of securities in which the Master Portfolio may invest. J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM") may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Master Portfolio's investment objectives and policies and that doing so will help the Master Portfolio achieve its objectives. The Master Portfolio may invest in all these securities or use all of these techniques.


Bank Obligations. Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $10 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the advisers to meet comparable credit standing criteria.


         Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which the Master Portfolio cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.


         The dependence on the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations.

         These investment risks may involve, among other considerations, risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.


Borrowings. The Master Portfolio may borrow money from banks for temporary or short-term purposes but not to buy additional securities, which is known as "leveraging."


Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Corporate Reorganizations. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the advisers that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a fund and increase its brokerage and other transaction expenses.


Convertible Securities. The Master Portfolio may invest in convertible securities, which are securities generally offering fixed interest or dividend yields that may be converted either at a stated price or stated rate to common or preferred stock.

Depositary Receipts. The Master Portfolio may invest its assets in securities of multi-national companies in the form of American Depositary Receipts or other similar securities representing securities of foreign issuers, such as European Depositary Receipts, Global Depositary Receipts and other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Master Portfolio treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies.

Foreign Securities. For purposes of the Master Portfolio's investment policies, the issuer of a security may be deemed to be located in a particular country if
(i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenue from assets situated in such country.

Forward Commitments. The Master Portfolio may purchase securities on a forward commitment basis. In order to invest the Master Portfolio's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the Master Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of the Master Portfolio consisting of cash or liquid securities equal to the amount of the Master Portfolio's forward commitments will be established at the Master Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Master Portfolio.

         Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the Master Portfolio's investment portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the Master Portfolio will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than the Master Portfolio's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Master Portfolio from receiving the collateral or completing the transaction.

         To the extent the Master Portfolio engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

Illiquid Securities. For purposes of its limitation on investments in illiquid securities, the Master Portfolio may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Master Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

         One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees of the Master Portfolio have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the advisers the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Master Portfolio's purchases and sales of Rule 144A securities and Section 4(2) paper.

Investment Grade Debt Securities. The Master Portfolio may invest in investment grade debt securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the advisers to be of comparable quality.

Money Market Instruments. The Master Portfolio may invest in cash or high-quality, short-term money market instruments. These may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

Other Investment Companies. Apart from the Portfolio investing all its assets in the Master Portfolio, the Master Portfolio may invest up to 10% of its total assets in shares of other investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. Other investment companies may charge additional fees.


Preferred Stock. Preferred stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.


Real Estate Investment Trusts. The Master Portfolio may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests.

Repurchase Agreements. The Master Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which the Master Portfolio is permitted to invest. Under the terms of a typical repurchase agreement, the Master Portfolio would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Master Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Master Portfolio's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by the Master Portfolio will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 100% of the amount of the loan, including the accrued interest thereon, and the Master Portfolio or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Master Portfolio, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Master Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Master Portfolio. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Master Portfolio's restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the Master Portfolio with an agreement to repurchase the securities at an agreed upon price and date. The Master Portfolio may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever the Master Portfolio enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Master Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Master Portfolio is obliged to purchase the securities.

Securities Loans. To the extent specified in its prospectus, the Master Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of the Master Portfolio's total assets. In connection with such loans, the Master Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value plus accrued interest of the securities loaned. The Master Portfolio may increase its income through the investment of cash collateral. The Master Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by the Master Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. The Master Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with the Master Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the advisers, the consideration to be earned from such loans justifies the risk.

Stand-By Commitments. In a put transaction, the Master Portfolio acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles the Master Portfolio to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Master Portfolio, and that the maturity of the underlying security will generally be different from that of the commitment. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.

Stripped Obligations. The Master Portfolio may invest in stripped obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The risk is greater when the period to maturity is longer. The Master Portfolio may invest up to 20% of its total assets in stripped obligations only where the underlying obligations are backed by the full faith and credit of the U.S. Government.


Supranational Obligations. Supranational organizations include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Union, which is a fifteen-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions. Obligations of supranational agencies are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

U.S. Government Securities. U.S. Government Securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Chrysler Corporate Loan Guarantee Board, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government Securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. For a description of certain obligations issued or guaranteed by U.S. Government agencies and instrumentalities, see Appendix B.


         In addition, certain U.S. Government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if the Master Portfolio were required to liquidate any of them, it might not be able to do so advantageously; accordingly, the Master Portfolio normally holds such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.


Warrants and Rights. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Additional Policies: Derivative and Related Transactions


         Introduction. As explained more fully below, the Master Portfolio may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

         Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: first, to reduce risk by hedging (offsetting) an investment position; second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives; and lastly, to speculate or enhance portfolio performance. Derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for the Master Portfolio.

         The Master Portfolio may invest its assets in derivative and related instruments subject only to the Master Portfolio's investment objective and policies and the requirement that the Master Portfolio maintain segregated accounts consisting of cash or other liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Master Portfolio.

         The value of some derivative or similar instruments in which the Master Portfolio may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Master Portfolio--the ability of the Master Portfolio to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the Master Portfolio's advisers inaccurately forecast such factors and take positions in derivative or similar instruments contrary to prevailing market trends, the Master Portfolio could be exposed to the risk of a loss. The Master Portfolio might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

         Set forth below is an explanation of the various derivatives strategies and related instruments the Master Portfolio may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Master Portfolio's current prospectus as well as provide useful information to prospective investors.

Risk Factors. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Master Portfolio may invest may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Master Portfolio to successfully utilize these instruments may depend in part upon the ability of its advisers to forecast these factors correctly. Inaccurate forecasts could expose the Master Portfolio to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in the Master Portfolio and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies. The Master Portfolio's advisers may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Master Portfolio may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. The Master Portfolio is not required to use a hedging strategy and strategies not involving hedging invoke leverage and may increase the risk to the Master Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to the Master Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Master Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent the Master Portfolio from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, the Master Portfolio may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

         Specific Uses and Strategies. Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by the Master Portfolio.

Options on Securities, Securities Indexes and Debt Instruments. The Master Portfolio may purchase, sell or exercise call and put options on (i) securities,
(ii) securities indexes, and (iii) debt instruments. Specifically, the Master Portfolio may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments) and (ii) enter into swaps, futures contracts and options on futures contracts. The Master Portfolio may also (i) employ forward currency contracts and (ii) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

         Although in most cases these options will be exchange-traded, the Master Portfolio may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

         One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Master Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. The Master Portfolio may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, the Master Portfolio may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Master Portfolio may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option. The Master Portfolio will not write uncovered options.

         In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, the Master Portfolio writing a covered call (i.e., where the underlying securities are held by the Master Portfolio) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

         If a put or call option purchased by the Master Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Master Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Master Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Master Portfolio may be unable to close out a position.

Futures Contracts and Options on Futures Contracts. The Master Portfolio may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments or indices, and (iii) options on these futures contracts ("futures options").

         The futures contracts and futures options may be based on various instruments or indices in which the Master Portfolio may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, and economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

         Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, the Master Portfolio may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where the Master Portfolio intends to acquire an instrument or enter into a position. For example, the Master Portfolio may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

         When writing or purchasing options, the Master Portfolio may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Master Portfolio may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

         Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Master Portfolio will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

Forward Contracts. The Master Portfolio may use foreign currency and interest-rate forward contracts for various purposes as described below.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. The Master Portfolio may invest in securities denominated in foreign currencies and may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, the Master Portfolio "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Master Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of the Master Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges."

         The Master Portfolio may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Master Portfolio's investments or anticipated investments in securities denominated in foreign currencies. The Master Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

         The Master Portfolio may also use forward contracts to hedge against changes in interest rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

Interest Rate and Currency Transactions. The Master Portfolio may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of the Master Portfolio's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that the Master Portfolio is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

         The Master Portfolio will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that the Master Portfolio is contractually obligated to make. If the other party to an interest rate or currency swap defaults, the Master Portfolio's risk of loss consists of the net amount of interest or currency payments that the Master Portfolio is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Master Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and their interest rate or currency swap positions.

         The Master Portfolio may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

         The Master Portfolio may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts when the Master Portfolio's advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by the Master Portfolio. In addition, the Master Portfolio may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. The Master Portfolio may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its advisers believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Master Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on the Master Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject the Master Portfolio to certain risks.

         The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Master Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices, and this will limit the Master Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Master Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Master Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Master Portfolio's assets that are the subject of such cross-hedges are denominated.

         The Master Portfolio may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. The Master Portfolio will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

Mortgage-Related Securities. The Master Portfolio may purchase mortgage-backed securities-- i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration, which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

         The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual rate of return of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security. In addition, as with callable fixed-income securities generally, if the Master Portfolio purchased the securities at a premium, sustained early repayment would limit the value of the premium.

         The Master Portfolio may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, monthly. CMOs may be collateralized by whole residential or commercial mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government, or U.S. Government-related entities, and their income streams.


         CMOs are structured into multiple classes, each bearing a different expected average life and/or stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

         REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. Government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.


         The Master Portfolio's advisers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. The Master Portfolio may also invest in debentures and other securities of real estate investment trusts. As new types of mortgage-related securities are developed and offered to investors, the Master Portfolio may consider making investments in such new types of mortgage-related securities.

Dollar Rolls. Under a mortgage "dollar roll," the Master Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Master Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Master Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Master Portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time the Master Portfolio enters into a mortgage "dollar roll", it will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Master Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Also, these transactions involve some risk to the Master Portfolio if the other party should default on its obligation and the Master Portfolio is delayed or prevented from completing the transaction. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Master Portfolio's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Master Portfolio's obligation to repurchase the securities.

Asset-Backed Securities. The Master Portfolio may invest in asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables. These securities also include conditional sales contracts, equipment lease certificates and equipment trust certificates. The advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities already exist, including, for example, "Certificates for Automobile ReceivablesSM" or "CARSSM" ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. The Master Portfolio also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the advisers will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security, the number of dealers making a market in the security and the overall nature of the marketplace for the security.

Structured Products. The Master Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. The Master Portfolio may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

         The Master Portfolio may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When the Master Portfolio invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which the Master Portfolio may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. The Master Portfolio may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although the Master Portfolio's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Master Portfolio's fundamental investment limitation related to borrowing and leverage.

         Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Master Portfolio's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which the Master Portfolio invests may be deemed illiquid and subject to its limitation on illiquid investments.


         Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security.


Additional Restrictions on the Use of Futures and Option Contracts. The Master Portfolio is not a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC) and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that the Master Portfolio may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Master Portfolio's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

         When the Master Portfolio purchases a futures contract, an amount of cash or cash equivalents or liquid securities will be deposited in a segregated account with the Master Portfolio's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

                             MANAGEMENT OF THE FUND

The Fund


         The Fund is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance.


Directors and Officers

         The directors and executive officers of the Fund, their ages, position(s) with the Fund, and their principal occupations during the last five years (or as otherwise indicated) are set forth below. The business address of each director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111 (unless otherwise indicated). Those directors and officers who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Fund or GW Capital are indicated by an asterisk (*).


Rex Jennings (76), Director; President Emeritus, Denver Metro Chamber of
         Commerce.

Richard P. Koeppe (69), Director; Retired Superintendent, Denver Public Schools.

*William T. McCallum (59), Director and President; President and Chief Executive
         Officer of Great-West Life & Annuity Insurance Company (1990 to present); President and Chief Executive Officer, United States Operations, The Great-West Life Assurance Company (1990 to present); Trustee, Orchard Series Fund; Committee Member, Great-West Variable Annuity Account A.

*Mitchell T.G. Graye (46), Director; Manager, GW Capital Management; Executive
         Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company (since June 1996); Executive Vice President and Chief Financial officer, United States Operations, The Great-West Life Assurance Company (since June 1996); Executive Vice President and Chief Operating Officer, One Corporation (since June 1996); previously Executive Vice President and Chief Operating Officer, Harris Methodist Health Plan (since March 1995); Trustee, Orchard Series Fund; Committee Member, Great-West Variable Annuity Account A.

Sanford Zisman (61), Director; Attorney, Zisman & Ingraham, P.C.

*Graham McDonald (55), Treasurer; Treasurer, GW Capital Management, Orchard
         Series Fund and Great-West Variable Annuity Account A (since 2001); Vice President, Corporate Finance, Great-West Life & Annuity Insurance Company.

*Bruce Hatcher (37), Assistant Treasurer; Assistant Treasurer, Orchard Series
         Fund and Great-West Variable Annuity Account A; Manager, Investment Company Administration, Great-West Life & Annuity Insurance Company (1998 - present); Associate Manager, Separate Account Administration, Great-West Life & Annuity Insurance Company (1993-1998).

*Mary Maiers (34), Assistant Treasurer and Investment Operations Compliance
         Officer; Assistant Treasurer and Investment Operations Compliance Officer, Orchard Series Fund and Great-West Variable Annuity Account A (since 2001); Manager, Investment Company Administration, Great-West Life & Annuity Insurance Company (2000 - present); Associate Manager, Investment Company Administration, Great-West Life & Annuity Insurance Company (1996 - 2000).

*Beverly A. Byrne (46), Secretary;  Vice  President,  Counsel  and  Associate
         Secretary, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company; Vice President, Counsel and Secretary, Financial Administrative Services Corporation; Secretary,
         GW Capital  Management; Secretary,   One  Orchard   Equities,   Inc.
         ("One  Orchard"),   Greenwood Investments, LLC, BenefitsCorp Equities,
         Inc., BenefitsCorp, Inc., Orchard Capital Management, LLC, National Plan Coordinators of Delaware, Inc., NPC Securities, Inc., NPC Administrative Services Corporation, Renco, Inc., Deferred Comp of Michigan, Inc., National Plan Coordinators of Washington, Inc., National Plan Coordinators of Ohio, Inc., P.C. Enrollment Services & Insurance Brokerage, Inc., Great-West Benefit Services, Inc., Great-West Variable Annuity Account A, and Orchard Series Fund.

*David Buhler (30), Assistant Secretary and Legal Compliance Officer;
         Assistant Secretary and Legal Compliance Officer, Orchard Series Fund and Great-West Variable Annuity Account A (since 2001); Senior Associate Counsel, Great-West Life & Annuity Insurance Company.


Compensation

         The Fund pays no salaries or compensation to any of its officers or directors affiliated with GW Capital or its affiliates. The chart below sets forth the annual fees paid or expected to be paid to the non-interested directors and certain other information.


------------------------------- ---------------------------- ---------------------------- ----------------------------

                                   R.P. Koeppe, Director        R. Jennings, Director         S. Zisman, Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Compensation Received from
the Fund                                     $                            $                            $

------------------------------- ---------------------------- ---------------------------- ----------------------------

Pension or Retirement
Benefits Accrued as Fund                     $                            $                            $
Expense

------------------------------- ---------------------------- ---------------------------- ----------------------------

Total Compensation Received
from the Fund and All                        $                            $                            $
Affiliated Funds*

------------------------------- ---------------------------- ---------------------------- ----------------------------


* As of October 31, 2001 there were three funds (consisting of a total of forty three portfolios) for which the directors serve as Directors or Trustees, of which thirty six are portfolios of the Fund. The total compensation paid is comprised of the amount estimated to be paid during the Fund's current fiscal year by the Fund and its affiliated investment companies.



Codes of Ethics

         The Fund, GW Capital and One Orchard each have adopted a Code of Ethics addressing investing by their personnel. Each Code permits personnel to invest in securities, including securities held by the Fund under certain circumstances. Each Code places appropriate restrictions on all such investments.

Ownership

         All of the shares of the Portfolio are owned by FutureFunds II Series Account, a separate account of Great-West Life & Annuity Insurance Company.

                          INVESTMENT ADVISORY SERVICES

Investment Adviser

         GW Capital is a Colorado limited liability company, located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, and serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement dated April 1, 1982. GW Capital is a wholly owned subsidiary of GWL&A which is an indirect wholly owned subsidiary of Great-West Lifeco Inc., a holding company, which in turn is a subsidiary of Power Financial Corporation, Montreal, Quebec. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais and his associates, a group of private holding companies, have voting control of Power Corporation of Canada.

Investment Advisory Agreement


         The Investment Advisory Agreement became effective April 1, 1982 and was most recently approved April 1, 2001. As approved, the Agreement will remain in effect until April 1, 2002, and will continue in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund, including a majority of the outstanding shares of each portfolio, and (b) by a majority of the Directors who are not parties to such contract or interested persons of any such party. Any amendment to the Agreement becomes effective with respect to a Portfolio upon approval by a vote of a majority of the voting securities of the specific Portfolio. The agreement is not assignable and may be terminated without penalty with respect to any Portfolio either by the Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio or by GW Capital, each on 60 days' written notice to the other party.


         Under the terms of the investment advisory agreement with the Fund, GW Capital acts as investment adviser and, subject to the supervision of the Board of Directors, directs the investments of the Fund in accordance with each portfolio's investment objective, policies and limitations. GW Capital also provides the Fund with all necessary office facilities and personnel for servicing the portfolios' investments, compensates all officers of the Fund and all Directors who are "interested persons" of the Fund or of GW Capital, and all personnel of the Fund or GW Capital performing services relating to research, statistical and investment activities.

         In addition, GW Capital, subject to the supervision of the Board of Directors, provides the management and administrative services necessary for the operation of the Fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the portfolios; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of the Fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Directors.

Management Fees


         The Portfolio pays a management fee to GW Capital for managing its investments and business affairs. GW Capital is paid monthly at an annual rate of 0.53% of the Portfolio's average net assets. For the period of November 1 to October 31 for the fiscal years 1999, 2000, and 2001, GW Capital was paid $844,629, $620,041, and $ , respectively, for the services it provided to the Portfolio.

The Master Portfolio


Trustees and Officers

The Trustees and Trust officers and their principal occupations for the past five years are set forth below. Their titles may have varied during that period.


William J. Armstrong - Trustee; Retired; formerly Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial supplies). Age: 60. Address: 287 Hampshire Ridge, Park Ridge, NJ
07656.

Roland R. Eppley, Jr. - Trustee; Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association Inc. (financial services) (1971-1988); Director, Janel Hydraulics, Inc.; formerly Director of The Hanover Funds, Inc. (open-end mutual funds). Age: 69.
Address: 105 Coventry Place, Palm Beach Gardens, FL 33418.

Ann Maynard Gray - Trustee; Former President, Diversified Publishing and Vice President, Capital Cities/ABC, Inc. Ms. Gray is also a director of Duke Energy Corporation and Elan Corporation, plc
(pharmaceuticals). Age: 56. Address: 1262 Rockrimmon Road, Stamford,
CT 06903.

Matthew Healey - Trustee and President of the Board of
Trustees; Former Chief Executive Officer of certain trusts in the JPMorgan Fund Complex through April of 2001. Age: 64. Address Pine Tree Country Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436.

Fergus Reid, III - Trustee and Chairman of the Board of
Trustees; Chairman and Chief Executive Officer, Lumelite Corporation (plastics manufacturing), since September of 1985; Trustee, Morgan Stanley Funds. Age: 69. Address: 202 June Road, Stamford, CT 06903.

James J. Schonbachler - Trustee; Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Group Head and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. (financial services). Age: 59. Address: 3711 Northwind Court, Jupiter, FL 33477.

Leonard M. Spalding, Jr.* - Trustee; Retired; formerly Chief Executive Officer of Chase Mutual Funds Corp.; and formerly Chief Investment Executive of The Chase Manhattan Private Bank (investment management).
Age: 66. Address: 2025 Lincoln Park Road, Springfield, KY 40069.

H. Richard Vartabedian - Trustee; Investment Management Consultant; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980-1991. Age: 66. Address: P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576.

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of affiliates of J.P. Morgan Chase & Co.

The Trustees decide upon general policies and are responsible for overseeing the Master Portfolio's business affairs. The Board of Trustees of the Master Portfolio presently has Audit, Valuation, Investment, and Governance Committees. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley and Reid and Ms. Gray. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters.

As of the date of this SAI, the Audit Committee met on ____________ occasions: . The members of the Valuation Committee are Messrs. Healey (Chairman), Spalding, Schonbachler and Armstrong. The function of the Valuation Committee is to oversee the fair value of the Master Portfolio's securities as necessary. The Valuation Committee met once on . The members of the Investment Committee are Messrs. Spalding (Chairman), Vartabedian, Healey and Ms. Gray. The function of the Investment Committee is to oversee JPMFAM's investment program. The members of the Governance Committee are Messrs. Vartabedian (Chairman), Schonbachler, Eppley and Reid. The function of the Governance Committee is to nominate trustees for the Board to consider and to address Trustee compensation issues. There has been no meeting to date of the Investment Committee nor the Governance Committee.

Each Trustee is currently paid an annual fee of $120,000 for serving as Trustee of the Master Portfolio and Funds in the JPMorgan Fund Complex.. Each is reimbursed for expenses incurred in connection with service as a Trustee. For his services as Chairman of the Board of Trustees of the Master Portfolio and the JPMorgan Fund Complex, Mr. Reid is paid an additional $130,000. For his services as President of the Board of Trustees of the Master Portfolio and the JPMorgan Fund Complex, Mr. Healey is paid an additional $40,000. For his services as the Chairman of the Governance Committee of the Master Portfolio and the JPMorgan Fund Complex, Mr. Vartabedian is paid an additional $40,000. The Trustees may hold various other directorships unrelated to the Master Portfolio and the JPMorgan Fund Complex.

         Trustee compensation expenses paid by the Master Portfolio for the calendar year ended December 31, 2001 are set forth below.

                                                                       Pension or
                                            Aggregate Trustee          Retirement               Total
                                            Compensation by the        Benefits Accrued         Compensation
                                            Master Portfolio           by the                   Paid
                                            During 2001                "Fund Complex"**         From
                                                                                                "Fund
                                                                                                Complex"<F1>


William J. Armstrong, Trustee                                          $41,781                  $90,000
Roland R. Eppley, Jr., Trustee                                         $58,206                  $91,000
Ann Maynard Gray, Trustee                                              NA                       $75,000
Matthew Healey, Trustee (2)                                            NA                       $75,000
Fergus Reid, III, Chairman                                             $110,091                 $205,750
James J. Schonbachler, Trustee                                         NA                       $75,000
Leonard M. Spalding, Jr., Trustee*                                     $35,335                  $89,000
H. Richard Vartabedian, Trustee                                        $86,791                  $134,350

**On February 22, 2001, the board of Trustees voted to terminate the Retirement
Plan.

<F1>
A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 10 investment companies.
<F2>
Pierpont Group, Inc. which provided services to the former J.P. Morgan Family of Funds, paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

     The Board of Trustees of the Master Portfolio met times during the 2001 calendar year, and each of the Trustees attended at least 75% of the meetings of the Board and any committee on which he or she serves.

     The Trustees of the former Chase Vista Funds instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the board of trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was reimbursed by Chase. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian received $1,027,673, $800,600, $2,249,437, $463,798 and $1,076,927, respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.

     The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of the Master Portfolio, JPMorgan, Chase or any of their affiliates) may enter into agreements with such Funds whereby payment of the Trustee's fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as selected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian are the only Trustees who have elected to defer compensation under such plan.

                                    Officers

     The Master Portfolio's executive officers (listed below), other than the officers who are employees of JPMFAM or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Trust. The Master Portfolio has no employees.

     The officers of the Trust, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is 522 Fifth Avenue, New York, New York, 10036.

     George Gatch; President. Managing Director, J.P. Morgan Investment Management Inc. Mr. Gatch is head of J.P. Morgan Fleming's U.S. Mutual Funds and Financial Intermediaries Business. He has held numerous positions throughout the firm in business management, marketing and sales. His date of birth is December 21, 1962.

     David Wezdenko; Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. Wezdenko is the Chief Operating Officer for the JPMorgan Fleming's U.S. Mutual Funds and Financial Intermediaries Business. Since joining J.P. Morgan Chase (or its predecessors) in 1996, he has held numerous financial and operations related positions supporting the J.P. Morgan pooled funds business. His date of birth is October 2, 1963.

     Sharon Weinberg; Secretary. Vice President, J.P. Morgan Investment Management Inc. Ms. Weinberg is head of Business and Product Strategy for the JPMorgan Fleming's U.S. Mutual Funds and Financial Intermediaries Business. Since joining J.P. Morgan Chase (or its predecessors) in 1996 in New York, she has held numerous positions throughout the asset management business in mutual funds marketing, legal, and product development. Her date of birth is June 15, 1959.

     Michael Moran; Vice President and Assistant Treasurer. Vice President,
     J.P. Morgan Investment Management Inc. Mr. Morgan is Chief Financial Office of JPMorgan Fleming's U.S. Mutual Funds and Financial Intermediaries Business. He has held various financial reporting roles in the investment Management and Middle Market business at J.P. Morgan Chase (or its predecessors). His date of birth is July 14, 1969.

     Stephen  Ungerman;  Vice  President  and  Assistant  Treasurer.   Vice
     President, J.P. Morgan Investment Management Inc. Mr. Ungerman is head of the Fund Service Group within Fund Administration. Prior to joining J.P. Morgan Chase (or its predecessors) in 2000, he held a number of senior management positions in Prudential Insurance Co. of America's asset management business, including Assistant General Counsel, Tax Director, and Co-head of Fund Administration Department. Mr. Ungerman was also Assistant Treasurer of all mutual funds managed by Prudential. His date of birth is June 2, 1953.

     Judy R. Bartlett; Vice President and Assistant Secretary. Vice President and General Counsel, J.P. Morgan Investment Management Inc. since September 2000. From August 1998 through August 2000, Ms. Bartlett was an attorney at New York Life Insurance Company where she served as assistant Secretary for the Mainstay Funds. From October 1995 through July 1998, Ms. Bartlett was an associate at the law firm of Willkie, Farr & Gallagher. Her date of birth is May 29, 1965.

     Joseph J. Bertini; Vice President and Assistant Secretary. Vice President and General Counsel, J.P.Morgan Investment Management Inc. Prior to October of 1997, he was an attorney in the Mutual Fund Group at SunAmerica Asset Management Inc. His date of birth is November 4, 1965.

     Paul M. DeRusso; Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. DeRusso has served in Funds Administration as Manager of Budgeting and Expense Group for certain trusts in the JPMorgan Fund Complex since prior to 1996. His date of birth is December 3, 1954.

     Lai Ming Fung; Assistant Treasurer. Associate, J.P. Morgan Investment Management Inc. Ms. Fung serves in the Funds Administration group as a Budgeting Analyst for the Budgeting and Expense Group. Prior to April 1999, she worked with Morgan Stanley Dean Witter as a Section Head in the Fund Accounting Group. Her date of birth is September 8, 1974.

     Mary  Squires;   Assistant  Treasurer.  Vice  President,  J.P.  Morgan
     Investment Management Inc. Ms. Squires has held numerous financial and operations positions supporting the J.P. Morgan Chase Complex (or its predecessor). Her date of birth is January 8, 1955.

     Nimish S. Bhatt; Assistant Treasurer. Senior Vice President, Fund Administration and Financial Services, BISYS Investment Services, since November 2000; various positions held within BISYS prior thereto since 1996, including Vice President and Director of International Operations, Vice President of Financial Administration and Vice President of Tax. His address is 3435 Stelzer Road, Columbus Ohio 43219. His date of birth is June 6, 1963.

     Arthur A. Jensen; Assistant Treasurer. Vice President, Financial Services, BISYS Investment Services, since June 2001; formerly Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company. His address is 3435 Stelzer Road, Columbus, Ohio 43219. His date of birth is September 28, 1966.

     Martin R. Dean; Assistant Treasurer. Vice President, Administration Service, BISYS Fund Services, Inc.; formerly Senior Manger, KPMG Peat Marwick (1987-1994). His address is 3435 Stelzer Road, Columbus, Ohio 43219. His date of birth is September 27, 1963.

     Alaina Metz; Assistant Secretary.  Chief Administrative Officer, BISYS
     Fund Services; formerly Supervisor, Blue Sky Department, Alliance Capital Management, L.P. Her address is 3435 Stelzer Road, Columbus, Ohio 43219. Her date of birth is April 7, 1967.

     Lisa Hurley; Assistant Secretary. Executive Vice President and General Counsel, BISYS Fund Services, Inc.; formerly Counsel to Moore Capital Management and General Counsel to Global Asset Management and Northstar Investments Management. Her address is 90 Park Avenue, New York, New York 10016. Her date of birth is May 29, 1955.


Investment Adviser of Master Portfolio

         JPMFAM is located at 522 Fifth Avenue, New York, NY 10036, and serves as the investment adviser of the Master Portfolio pursuant to an investment advisory agreement, dated May 6, 1996. JPMFAM is a wholly owned subsidiary of J.P. Morgan Chase & Co., Inc.

         Subject to policies of the Board of Trustees, JPMFAM makes investment decisions for the Master Portfolio. JPMFAM also provides the Master Portfolio with such investment advice and supervision as it deems necessary for the proper supervision of the portfolio's investments. JPMFAM provides investment programs and determines what securities shall be purchased, sold or exchanged and what portion the Master Portfolio's assets shall be held uninvested.

         JPMFAM furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Master Portfolio. The advisory agreement for the Master Portfolio will continue in effect from year to year if approved annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of Master Portfolio and, by a majority of the Trustees who are not parties to the contract or interested persons of any such party.

         The advisory agreement is terminable without penalty by the Master Portfolio. No penalty will apply if the Master Portfolio provides not more than 60 days, nor less than 30 days, written notice authorized either by a majority vote of the investors or a vote of a majority of the Board of Trustees. The agreement is also terminable without penalty by JPMFAM. No penalty will apply if JPMFAM provides not more than 60 days, nor less than 30 days, written notice. The agreement will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The advisory agreement provides that JPMFAM shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission. This limitation will not apply for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties.

         Under the Advisory Agreement, JPMFAM may utilize the specialized portfolio skills of all its various affiliates, thereby providing greater opportunities and flexibility in accessing investment expertise.



Principal Underwriter

         The Fund has entered into a principal underwriting agreement with One Orchard, 8515 East Orchard Road, Greenwood Village, Colorado 80111, an affiliate of the Fund. One Orchard is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal underwriting agreement calls for One Orchard to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the Fund, which are continuously offered at net asset value.



Advisory Fees of Master Portfolio

         In consideration of the services provided by JPMFAM pursuant to the advisory agreement with the Master Portfolio, JPMFAM will receive an investment advisory fee computed and paid monthly based on an annual rate equal to 0.40% of the average daily net assets. However, JPMFAM may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

         For the fiscal years ended 1999, 2000, and 2001 JPMFAM earned the following investment advisory fees with respect to the Master Portfolio and voluntarily waived the amounts set forth below with respect to each such period:

------------------------------------- ----------------------------------- -----------------------------------

                                      Earned                              Waived

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

1999                                  $117,969                            $(78,364)

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

2000                                  $101,837                            $(79,079)

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

2001                                  $82,882                             $(74,440)

------------------------------------- ----------------------------------- -----------------------------------


         In consideration of the services JPMorgan Chase Bank ("JPMorgan Chase") provides pursuant to an administration agreement, JPMorgan Chase receives a fee computed and paid monthly at an annual rate equal to 0.05% of the average daily net assets. JPMorgan Chase may voluntarily waive a portion of the fees payable to it with respect to the Master Portfolio on a month-to-month basis.

         For the fiscal years ended 1999, 2000, and 2001 JPMorgan Chase earned the following administration fees with respect to the Master Portfolio and voluntarily waived the amounts set forth below with respect to each such period:

------------------------------------- ----------------------------------- -----------------------------------

                                      Earned                              Waived

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

1999                                  $39,322                             $(6,001)

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

2000                                  $33,946                             $ -

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

2001                                  $6,907                              $(1,591)

------------------------------------- ----------------------------------- -----------------------------------



Portfolio Transactions and Brokerage Allocation


         Because the Portfolio invests all of its assets in the Master Portfolio, the information listed below on portfolio transactions and brokerage allocation is based upon the actions of the Master Portfolio. Specific decisions to purchase or sell securities for the Master Portfolio are made by a portfolio manager who is an employee of JPMFAM and who is appointed and supervised by senior officers of JPMFAM. Changes in the Master Portfolio's investments are reviewed by the Board of Trustees of the Master Portfolio. The portfolio managers may serve other clients of the advisers in a similar capacity.

         The frequency of the Master Portfolio's portfolio transactions--the portfolio turnover rate--will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the advisers will weigh the added costs of short-term investment against anticipated gains. The Master Portfolio will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective. The Master Portfolio applies this policy with respect to both the equity and debt portions of its portfolio.

         The portfolio turnover rates for the Master Portfolio for the fiscal years ended October 31, 1999, 2000, and 2001, were 114%, 65%, and 14%, respectively.

         Under the advisory agreement and the sub-advisory agreement, JPMFAM uses its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Master Portfolio. In assessing the best overall terms available for any transaction, JPMFAM considers all factors its deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to JPMFAM, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The Master Portfolio's adviser and sub-adviser are not required to obtain the lowest commission or the best net price for the Master Portfolio on any particular transaction, and are not required to execute any order in a fashion either preferential to the Master Portfolio relative to other accounts they manage or otherwise materially adverse to such other accounts.

         Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Master Portfolio's adviser or sub-adviser normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to JPMFAM on the tender of the Master Portfolio's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Master Portfolio by JPMFAM. At present, no other recapture arrangements are in effect.

         Under the advisory and sub-advisory agreements and as permitted by
Section 28(e) of the Securities Exchange Act of 1934, JPMFAM may cause the Master Portfolio to pay a broker-dealer which provides brokerage and research services to JPMFAM, the Master Portfolio and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for the Master Portfolio in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Master Portfolio. JPMFAM reports to the Board of Trustees regarding overall commissions paid by the Master Portfolio and their reasonableness in relation to the benefits to the Master Portfolio. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

         The management fees that the Master Portfolio pays to JPMFAM will not be reduced as a consequence of JPMFAM's receipt of brokerage and research services. To the extent the Master Portfolio's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Master Portfolio will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to JPMFAM in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to JPMFAM in carrying out its obligations to the Master Portfolio. While such services are not expected to reduce the expenses of JPMFAM, JPMFAM would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through their own staffs.

         In certain instances, there may be securities that are suitable for one or more of the Master Portfolio as well as one or more of JPMFAM's other clients. Investment decisions for the Master Portfolio and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more portfolios or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Master Portfolio are concerned. However, it is believed that the ability of the Master Portfolio to participate in volume transactions will generally produce better executions for the Master Portfolio.

         No portfolio transactions are executed with JPMFAM or a Master Portfolio shareholder servicing agent, or with any affiliate of JPMFAM or a Master Portfolio shareholder servicing agent, acting either as principal or as broker.


PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption of Shares. The prospectus describes how shares of the Portfolio may be purchased and redeemed. That disclosure is incorporated by reference into this SAI. Please read the prospectus carefully.


Pricing of Shares. The net asset value of the Portfolio is determined in the manner described in the prospectus. The Portfolio invests all of its assets in the Master Portfolio which values its shares as also described in the prospectus.


INVESTMENT PERFORMANCE

Standardized Average Annual Total Return Quotations. Average annual total return quotations for shares of the Portfolio are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

         P(1+T)n = ERV

         Where:   P        =        a hypothetical initial payment of $1,000

                  T        =        average annual total return

                  n        =        number of years

                  ERV      =        ending redeemable value of the hypothetical
                                    $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

         The computation above assumes that all dividends and distributions made by the Portfolio are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         One of the primary methods used to measure performance is "total return." Total return will normally represent the percentage change in value of the Portfolio, or of a hypothetical investment in the Portfolio, over any period up to the lifetime of the Portfolio. Unless otherwise indicated, total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

         Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.


         The Portfolio's average annual total return quotations and yield quotations as they may appear in the prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC.


         The Portfolio may also publish its distribution rate and/or its effective distribution rate. The Portfolio's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Portfolio's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. The Portfolio's yield is calculated using a standardized formula. The income component of the formula is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis). The distribution rate on the other hand is based on the Portfolio's last monthly distribution. The Portfolio's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short- term capital gain actually earned by the Portfolio during the month.

         Other data that may be advertised or published about the Portfolio include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

Standardized Yield Quotations. The yield of the Portfolio is computed by dividing the Portfolio's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula:

         2[( a - b + 1 )6 - 1 ]
         ----------------------
                 (cd)

         Where:   a =      net investment income earned during the period

                  b =      net expenses accrued for the period

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d = the maximum offering price per share on the last day of the period

Net investment income will be determined in accordance with rules established by the SEC.

Calculation of Total Return. Total return is a measure of the change in value of an investment in the Portfolio over the time period covered. In calculating total return, any dividends or capital gains distributions are assumed to have been reinvested in the Portfolio immediately rather than paid to the investor in cash. The formula for total return includes four steps (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if the Portfolio has not been in existence for at least ten years.

FORMULA: P(1+T)  to the power of N = ERV
-------

WHERE:                 T =      Average annual total return
-----

                       N = The number of years including portions of years where applicable for which the performance is being measured

                       ERV = Ending redeemable value of a hypothetical $1,000 payment made at the inception of the portfolio

                       P = Opening redeemable value of a hypothetical $1,000 payment made at the inception of the portfolio

The above formula can be restated to solve for T as follows:

                       T =      [(ERV/P) to the power of 1/N]-1

Performance Comparisons

         Performance information contained in reports to shareholders, advertisement, and other promotional materials may be compared to that of various unmanaged indices. These indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating expenses.

         Advertisements quoting performance rankings of the Portfolio as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morning Star, Inc., and advertisements presenting the Portfolio's historical performance, may form time to time be sent to investors or placed in newspapers and magazines such as The New York Times, The Wall Street Journal, Barons, Investor's Daily, Money Magazine, Changing Times, Business Week and Forbes or any other media on behalf of the Portfolio.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning.

Qualification as a Regulated Investment Company

         The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, the Portfolio will seek to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code. As an RIC, the Portfolio will not be subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. The Portfolio will be subject to tax at regular corporate rates on any income or gains that it does not distribute. Distributions by a fund made during the taxable year or, under specified circumstances, within one month after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Portfolio's principal business of investing in stock and securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, currencies (the "Income Requirement").

         Certain debt securities purchased by the Portfolio (such as zero-coupon bonds) may be treated for federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for Federal income tax purposes. Whether or not the Portfolio actually receives cash, it is deemed to have earned original issue discount income that is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of the Portfolio each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

         In addition, the Portfolio may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time the Portfolio purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security and the date on which it was issued. For a debt security issued after July 18, 1984 having a fixed maturity date or more than six months from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Portfolio elects for all its debt securities having a fixed maturity date or more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security issued on or before July 18, 1984 (unless the Portfolio makes the election to include market discount in income currently), or any debt security having a fixed maturity date of not more than six months from the date of issue, the gain realized on disposition will be characterized as long-term or short-term capital gain depending on the period the Portfolio held the security. The Portfolio may be required to capitalize, rather than deduct currently, part of all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless the Portfolio makes the election to include market discount in income currently).

         If for any taxable year the Portfolio does not qualify as an RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of the Portfolio. In such event, such distributions generally will be eligible for the dividends-received deductions in the case of corporate shareholders.


         If the Portfolio were to fail to qualify as an RIC for one or more taxable years, the Portfolio could then qualify (or requalify) as an RIC for the subsequent taxable year only if the Portfolio had distributed to the Portfolio's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Portfolio might also be required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and proposed and temporary U.S. Treasury regulations, if the Portfolio should fail to qualify as an RIC and should thereafter seek to requalify as an RIC, the Portfolio may be subject to tax on the excess (if any) of the fair market of the Portfolio's assets over the Portfolio's basis in such assets, as of the day immediately before the first taxable year for which the Portfolio seeks to requalify as an RIC.


         If the Portfolio determines that the Portfolio will not qualify as an RIC under Subchapter M of the Code, the Portfolio will establish procedures to reflect the anticipated tax liability in the Portfolio's net asset value.

Excise Tax on Regulated Investment Companies

         A 4% non-deductible excise tax is imposed on RICs that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, an RIC is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         U.S. Treasury regulations may permit a regulated investment company, in determining its investment company taxable income and undistributed net capital for any taxable year, to treat any capital loss incurred after October 31 as if it had been incurred in the succeeding year. For purposes of the excise tax, a regulated investment company may: (i) reduce its capital gain net income by the amount of any net ordinary loss for any calendar year; and (ii) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Distributions

         The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will generally not qualify for the 70% dividends-received deduction for corporations.

         The Portfolio may either retain or distribute to shareholders the Portfolio's net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his or her shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his or her shares. Conversely, if the Portfolio elects to retain net capital gain, it will be taxed thereon (except to the extent of any available capital loss carryovers) at the then current applicable corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected the Portfolio will also elect to have shareholders treated as having received a distribution of such gain, with the result that the shareholders will be required to report their respective shares of such gain on their returns as long-term capital gain, will receive a refundable tax credit for their allocable share of tax paid by the Portfolio on the gain, and will increase the tax basis for their shares by an amount equal to the deemed distribution less the tax credit.

         Investors should be careful to consider the tax implications of purchasing shares just prior to the next dividend date of any ordinary income dividend or capital gain dividend. Those purchasing just prior to an ordinary income dividend or capital gain dividend will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.

         Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and will reduce) the shareholder's tax basis in his or her shares; any excess will be treated as gain from the sale of his or her shares, as discussed below.

         Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, distributions declared in October, November or December of any year and payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31, of such calendar year if such distributions are actually made in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Sale or Redemption of Fund Shares

         A shareholder will recognize gain or loss on the sale or redemption of shares in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than 12 months. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, special holding period rules provided in Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. For shareholders who are individuals, long term capital gains (those arising from sales of assets held for more than 12 months) are currently taxed at rates of 8-20%. Each January, the Portfolio will provide to each investor and to the IRS a statement showing the tax characterization of distributions paid during the prior year.

Backup Withholding

         The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(iii) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." The Portfolio also reserves the right to close accounts that fail to provide a certified tax identification number, by redeeming such accounts in full at the current net asset value.

Effect of Future Legislation; Local Tax Considerations

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from RICs often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investments in the Funds.

                                OTHER INFORMATION

Voting Rights


         The shares of the Portfolio have no preemptive or conversion rights. Voting and dividends rights, the right or redemption, and exchange privileges are described in the prospectus. Shares are fully paid and nonassessable. The Fund or any portfolio may be terminated upon the sale of its assets to another investment company (as defined in the 1940 Act), or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolio. If not so terminated, the Fund or the Portfolio will continue indefinitely.


         Shareholders of the Portfolio are entitled to one vote for each share owned and fractional votes for fractional shares owned.

         Pursuant to current interpretations of the 1940 Act, insurance companies that invest in the Portfolio will solicit voting instructions from owners of variable insurance contracts that are issued through separate accounts registered under the 1940 Act with respect to any matters that are presented to a vote of shareholders of that Portfolio.


         Each investor in the Master Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Master Portfolio. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, the Portfolio will solicit proxies from its shareholders and will vote its interest in the Master Portfolio in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, insurance companies who are shareholders of the Portfolio will solicit voting instructions from owners of contracts that are issued through separate accounts registered under the 1940 Act with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in the Master Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by the Portfolio shareholders will receive a majority of votes cast by all Master Portfolio shareholders. If other investors hold a majority interest in the Master Portfolio, they could have voting control of the Master Portfolio.


Custodian

         The Bank of New York, One Wall Street, New York, New York 10286, is custodian of the Fund's assets. The custodian is responsible for the safekeeping of a portfolio's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a portfolio or in deciding which securities are purchased or sold by a portfolio. However, a portfolio may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

Independent Auditors

         Deloitte & Touche LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as the Fund's independent auditors. Deloitte & Touche LLP audits the financial statements for the Fund and provides other audit, tax, and related services.

                              FINANCIAL STATEMENTS


         The Portfolio's audited financial statements as of October 31, 2001, together with the notes thereto and the report of Deloitte & Touche LLP are incorporated by reference to the Portfolio's Annual Report on Form N-30D filed via EDGAR on December 28, 2000. The Portfolio's unaudited financial statements as of April 30, 2001, are incorporated by reference to the Portfolio's Semi-Annual Report on Form N-30D filed via EDGAR on June 27, 2001.

                                   APPENDIX A

Corporate Bond Ratings by Moody's Investors Service, Inc.


         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Corporate Bonds Ratings by Standard & Poor's Corporation

         AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

         A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

         BB & B - Standard & Poor's describes the BB and B rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings by Moody's Investors Service, Inc.

         Prime-1 - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

         Prime-2 - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

         Prime-3 - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Commercial Paper Ratings by Standard & Poor's Corporation

         A - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

         A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

         A-2 - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

         A-3 - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

                                   APPENDIX B

                       DESCRIPTION OF CERTAIN OBLIGATIONS
                     ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                          AGENCIES OR INSTRUMENTALITIES

Federal Farm Credit System Notes and Bonds--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

Maritime Administration Bonds--are bonds issued and provided by the Department of Transportation of the U.S. Government are guaranteed by the U.S. Government.

FNMA Bonds--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. Government.

FHA Debentures--are debentures issued by the Federal Housing Administration of the U.S. Government and are guaranteed by the U.S. Government.

FHA Insured Notes--are bonds issued by the Farmers Home Administration of the U.S. Government and are guaranteed by the U.S. Government.

GNMA Certificates--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. Government obligations may be purchased at a discount from face value.

FHLMC Certificates and FNMA Certificates--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. Government.

GSA Participation Certificates--are participation certificates issued by the General Services Administration of the U.S. Government and are guaranteed by the U.S. Government.

New Communities Debentures--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

Public Housing Bonds--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

Penn Central Transportation Certificates--are certificates issued by Penn Central Transportation and guaranteed by the U.S. Government.

SBA Debentures--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

Washington Metropolitan Area Transit Authority Bonds--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. Government.

FHLMC Bonds--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. Government.

Federal Home Loan Bank Notes and Bonds--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

Student Loan Marketing Association ("Sallie Mae") Notes and bonds--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. Government.

D.C. Armory Board Bonds--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. Government.

Export-Import Bank Certificates--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. Government.

In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

Investments may also be made in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                     PART C

                                OTHER INFORMATION

Item 22.          Financial Statements

                  The financial statements are incorporated by reference to Registrant's Annual Report filed pursuant to CFR ss. 270.30b2-1 via EDGAR on December 28, 2000, as well as the Registrant's Semi-Annual Report filed via EDGAR on June 27, 2001.


Item 23.          Exhibits


                  Item (a) - articles of incorporation of the Fund, as amended, are attached hereto and are incorporated by reference to Registrant's Post-Effective Amendment No. 67 filed via EDGAR on February 28, 2000.


                  Item (b) - bylaws of the Fund, as amended, are incorporated by reference to Registrant's Post Effective Amendment No. 67 filed via EDGAR on February 28, 2000.

                  Items (c), (f), (h), (k), (l), (m), (n) and (o) are not applicable.

                  Item (d) - The investment advisory agreement for the Fund, including all amendments thereto, is incorporated by reference to Registrant's Post Effective Amendment No. 64 to its Registration Statement filed via EDGAR on July 22, 1999.

                  Item (e) - principal underwriting agreement, is incorporated by reference to Registrant's Post Effective Amendment No. 64 to its Registration Statement filed via EDGAR on July 22, 1999.

                  Item (g) - custodian agreements, are incorporated by reference to Registrant's Post Effective Amendment No. 67 filed via EDGAR on February 28, 2000.

                  Item (i) - legal opinion of Helliwell, Melrose & DeWolf, P.A., is incorporated by reference to Registrant's Post Effective Amendment No. 67 filed via EDGAR on February 28, 2000.


                  Item (j)(1) - written consent of Deloitte & Touche LLP, Independent Auditors for the Fund, to be filed by amendment.

                  Item (j)(2) - powers of attorney for the Growth & Income Portfolio are attached hereto. Powers of attorney for the Registrant are incorporated by reference to Registrant's Post-Effective Amendment No. 52 filed via EDGAR on June 25, 1997.

                  Item (p) - Codes of Ethics of the Fund, One Orchard Equities, Inc., GW Capital Management, LLC are attached hereto. Codes of Ethics of the Growth & Income Portfolio, JPMFAM, the investment adviser to the Growth & Income Portfolio, and BISYS Fund Services, the principal underwriter to the Growth & Income Portfolio, are attached hereto.




Item 24. Persons Controlled by or under Common Control with Registrant.
         -------------------------------------------------------------

                  See page C-2.

Item 25. Indemnification.
         ---------------

Item 4, Part II of Registrant's Pre-Effective Amendment No. 1 to its Registration Statement is herein incorporated by reference.

                              ORGANIZATIONAL CHART



(State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
          67.4%  - Power Financial Corporation (Canada) - Holding Company
             80.2%  - Great-West Lifeco Inc. (Canada) - Holding Company
                100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                      100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                         100.0% - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                         100.0% - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance Company
                                  100.0% - First Great-West Life & Annuity Insurance Company (New York) - Life and Health Insurance
                                           Company
                                  100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                  100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance Company
                                           100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                  100.0% - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                           100.0% - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                                           100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                                  100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                                           100.0% - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                           100.0% - Deferred Comp of Michigan, Inc. (Michigan) - Third Party Administrator
                                           100.0% - National Plan Coordinators of Washington, Inc. (Washington) - Third
                                                    Party Administrator
                                           100.0% - National Plan Coordinators of Ohio, Inc. (Ohio) - Third Party Administrator
                                           100.0% - Renco, Inc. (Delaware) - Third Party Administrator
                                           100.0% - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts) - Insurance
                                                    Agency
                                  100.0% - One Benefits, Inc. (Colorado) - Holding Company
                                           100.0% - One Health Plan of Alaska, Inc. (Alaska) - Preferred Provider Organization
                                           100.0% - One Health Plan of Arizona, Inc. (Arizona) - Health Maintenance Organization
                                           100.0% - One of Arizona, Inc. (Arizona) - Preferred Provider Organization
                                           100.0% - One Health Plan of California, Inc. (California) - Health Maintenance
                                                    Organization
                                           100.0% - One Health Plan of Colorado, Inc. (Colorado) - Health Maintenance Organization
                                           100.0% - One Health Plan of Florida, Inc. (Florida) - Health Maintenance Organization
                                           100.0% - One Health Plan of Georgia, Inc. (Georgia) - Health Maintenance Organization
                                           100.0% - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance Organization
                                           100.0% - One Health Plan of Indiana, Inc. (Indiana) - Health Maintenance Organization
                                           100.0% - One Health Plan of Kansas/Missouri, Inc. (Kansas) - Health Maintenance
                                                    Organization
                                           100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred Provider Organization
                                           100.0% - One Health Plan of Massachusetts, Inc. (Massachusetts) - Health Maintenance
                                                    Organization
                                           100.0% - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider Organization
                                           100.0% - One Health Plan of Minnesota, Inc. (Minnesota) - Preferred Provider Organization
                                           100.0% - One Health Plan of Nevada, Inc. (Nevada) - Preferred Provider Organization
                                           100.0% - One Health Plan of New Hampshire, Inc. (New Hampshire) - Preferred Provider
                                                    Organization
                                           100.0% - One Health Plan of New Jersey, Inc. (New Jersey) - Health Maintenance
                                                    Organization
                                           100.0% - One Health Plan of New York, Inc. (New York) - Preferred Provider Organization
                                           100.0% - One Health Plan of North Carolina, Inc. (North Carolina) - Health Maintenance
                                                    Organization
                                           100.0% - One Health Plan of Ohio, Inc. (Ohio) - Health Maintenance Organization
                                           100.0% - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
                                           100.0% - One Health Plan of Pennsylvania, Inc. (Pennsylvania) - Health Maintenance
                                                    Organization
                                           100.0% - One Health Plan of South Carolina, Inc. (South Carolina) - Preferred Provider
                                                    Organization
                                           100.0% - One Health Plan of Tennessee, Inc. (Tennessee) - Health Maintenance Organization
                                           100.0% - One Health Plan of Texas, Inc. (Texas) - Health Maintenance Organization
                                           100.0% - One Health Plan, Inc. (Vermont) - Preferred Provider Organization
                                           100.0% - One Health Plan of Virginia, Inc. (Virginia) - Preferred Provider Organization
                                           100.0% - One Health Plan of Washington, Inc. (Washington) - Health Maintenance
                                                    Organization
                                           100.0% - One Health Plan of Wisconsin, Inc. (Wisconsin) - Preferred Provider Organization
                                           100.0% - One Health Plan of Wyoming, Inc. (Wyoming) - Preferred Provider Organization
                                           100.0% - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                                  100.0% - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                                  100.0% - GWL Properties, Inc. (Colorado) - Real Property Corporation
                                   50.0% - Westkin Properties Ltd. (California) - Real Property Corporation
                                  100.0% - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                                   92.1% - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                  100.0% - GW Capital Management, LLC (Colorado) - Investment Adviser
                                           100.0% - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                           100.0% - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                                   86.8% - Orchard Series Fund (Delaware) - Investment Company
                                  100.0% - Orchard Trust Company (Colorado) - Trust Company


Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

         Registrant's investment adviser, GW Capital Management, LLC ("GW Capital Management"), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), which is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. GW Capital Management provides investment advisory services to various unregistered separate accounts of GWL&A, Great-West Variable Annuity Account A, the Orchard Series Fund and the Maxim Series Fund, Inc., which are registered investment companies. The managers and officers of GW Capital Management have held, during the past two fiscal years, the following positions of a substantial nature:

Name                  Position(s)
----                  -----------

Mitchell T.G. Graye   Manager, GW Capital  Management;  Executive Vice President
                      and Chief Financial Officer  of  Great-West  Life  &
                      Annuity Insurance Company; Executive Vice President and Chief Financial Officer, United States Operations,
                      The Great-West Life Assurance Company ("Great-West");
                      Executive Vice President and Chief Operating Officer,
                      One Corporation; previously Executive Vice President and Chief Operating Officer, Harris Methodist Health
                      Plan; Trustee, Orchard Series Fund.

Wayne Hoffmann        Manager, GW Capital Management; Vice President,
                      Investments, GWL&A ; Director, Orchard Capital Management,
                      LLC.

S. Mark Corbett       Manager, GW Capital Management; Vice President,
                      Investments, GWL&A ; Director, Orchard Capital Management,
                      LLC.

D.L. Wooden           Manager,  Chairman  and  President,  GW Capital
                      Management;  Executive Vice  President,  Financial
                      Services, GWL&A and First  Great-West  Life & Annuity
                      Insurance  Company;  Director, Chairman,  President and
                      Chief Executive  Officer,  Orchard Trust Company;
                      Director/Trustee,  Orchard Series Fund, Maxim Series Fund,
                      Inc., Great-West Variable Annuity Account A, Financial
                      Administrative Services Corporation, Orchard Capital
                      Management, LLC and Orchard Trust Company.


Graham McDonald       Treasurer, GW Capital Management;  Treasurer,  Maxim Fund,
                      Inc., Orchard Series Fund,  Great-West  Variable  Annuity
                      Account  A;  Vice  President,   Corporate Finance, GWL&A.


Beverly A. Byrne      Secretary, GW Capital Management; Vice President and
                      Counsel,   Great-West;  Vice  President,   Counsel  and
                      Assistant  Secretary,  GWL&A,  GWL&A Financial  Inc.,
                      First Great-West Life & Annuity  Insurance Company and
                      Alta Health &  Life  Insurance  Company;  Vice  President,
                      Counsel  and Secretary,  Financial  Administrative
                      Services Corporation; Secretary,  One  Orchard Equities,
                      Inc., Greenwood Investments, LLC, BenefitsCorp Equities,
                      Inc., BenefitsCorp,   Inc.,  Orchard  Capital  Management,
                      LLC, National   Plan   Coordinators   of  Delaware, Inc.,
                      NPC Securities,  Inc., Renco, Inc., Deferred Comp of
                      Michigan, Inc., National Plan Coordinators of Washington,
                      Inc., National Plan Coordinators of Ohio, Inc., P.C.
                      Enrollment Services & Insurance Brokerage, Inc.,
                      Great-West Benefit Services, Inc., Great-West  Variable
                      Annuity Account A, Maxim Series Fund, Inc. and Orchard
                      Series Fund.



Item 27.              Principal Underwriter

                      (a)     Orchard Series Fund

(b)                   (b)     The principal business address
                              of the directors and officers of One
                              Orchard named below is 8515 East
                              Orchard Road, Greenwood Village,
                              Colorado 80111.

                              Positions and Offices        Positions and Offices
         Name                 with One Orchard             with Registrant
         ------               ---------------------        --------------------


         Steve Miller         Director and President       None
         Michael J. O'Brien   Director                     None
         Steve Quenville      Director                     None
         Mark Hackl           Director and Vice President  None
         Patricia Neal Jensen Director                     None
         Glen R. Derback      Treasurer                    Controller
         Beverly A. Byrne     Secretary                    Secretary
         Scott Taylor         Compliance Officer           None


                      (c)     Not applicable.

Item 28.  Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Maxim Series Fund, Inc., 8515 East Orchard Road, Greenwood Village, Colorado 80111 and GW Capital Management, LLC, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 29.  Management Services.
          -------------------

          Not applicable.


Item 30.  Undertakings.
          ------------

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused Post-Effective Amendment No. 73 to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on the 27th day of December, 2001.


                             MAXIM SERIES FUND, INC.
                                  (Registrant)


                                            By:      /s/ W.T. McCallum
                                                --------------------------------
                                                     President (W.T.McCallum)


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 73 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature and Title                                         Date



         /s/ W.T. McCallum                                  December 27, 2001
---------------------------
Chairman and Director  (W.T. McCallum)


         /s/ R. Jennings*                                   December 27, 2001
--------------------------------------------
Director  (R. Jennings)


         /s/ R.P. Koeppe*                                   December 27, 2001
--------------------------------------------
Director (R.P. Koeppe)


         /s/ M.T.G. Graye                                   December 27, 2001
--------------------------------------------
Director  (M.T.G. Graye)


         /s/ S. Zisman*                                     December 27, 2001
--------------------------------------------
Director (S. Zisman)


         /s/G. Mcdonald                                     December 27, 2001
--------------------------------------------
Treasurer  (G. McDonald)


*By:     /s/ B.A. Byrne                                     December 27, 2001
     ---------------------------------------

         B.A. Byrne


         Attorney-in-fact pursuant to Powers of Attorney filed under Post-Effective Amendment No. 52 to this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Growth and Income Portfolio has duly caused this Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of Maxim Series Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 31st day of December, 2001.


                                                     GROWTH AND INCOME PORTFOLIO



By:  /s/ George Gatch                                /s/ David Wezdenko
        George Gatch, President                      David Wezdenko, Treasurer


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of Maxim Series Fund, Inc. has been signed below by the following persons in the capacities indicated on December 31st, 2001.


/s/Fergus Reid, III*
Fergus Reid, III
Trustee and Chairman

/s/William J. Armstrong*
William J. Armstrong
Trustee

/s/Roland R. Eppley, Jr.*
---------------------------
Roland R. Eppley, Jr.
Trustee

/s/Ann Maynard Gray*
Ann Maynard Gray
Trustee

/s/Matthew Healey*
Matthew Healey
Trustee

/s/James J. Schonbachler*
James J. Schonbachler
Trustee

/s/Leonard M. Spalding, Jr.*
------------------------------------
Leonard M. Spalding, Jr.
Trustee

/s/H. Richard Vartabedian*

H. Richard Vartabedian


Trustee

*By: /s/ David Wezdenko
         David Wezdenko
         Attorney-in- Fact

*Pursuant to power of attorney filed herewith.

                                  Exhibit 23(a)

                             ARTICLES SUPPLEMENTARY
                             MAXIM SERIES FUND, INC.


         WHEREAS, Maxim Series Fund, Inc., a Maryland Corporation, is registered as an open-end investment company under the Investment Company Act of 1940; and

         WHEREAS, as an open-end investment company, Maxim Series Fund, Inc., has authorized and classified shares to be offered through different investment portfolios; and

         WHEREAS, each different investment portfolio has a different name; and

         WHEREAS, on June 7, 2001, the Maxim Series Fund Board of Directors, pursuant to the authority contained in the Articles of Incorporation, approved an amendment to the Articles of Incorporation renaming one of its portfolios.

         NOW, THEREFORE, the Maxim Series Fund, Inc., hereby certifies to the State of Maryland Department of Assessments and Taxation that on June 7, 2001, the Maxim Series Fund Board of Directors, pursuant to the authority contained in its Articles of Incorporation approved the amendment to the Articles of Incorporation changing the name of "Maxim Vista Growth & Income Portfolio" to "Maxim JPMorgan Growth & Income Portfolio."

         IN WITNESS WHEREOF, MAXIM SERIES FUND, INC., has caused these presents to be signed in its name and on its behalf by its Chairman and President, and its corporate seal to be hereunto affixed and attested by its Secretary this 25th day of June, 2001, and the undersigned Officers acknowledge that these Articles Supplementary are the act of the Corporation, that to the best of their knowledge, information and belief all matters and facts set forth herein are true in all material respects, and that this statement is made under the penalties of perjury.


ATTEST:                                     MAXIM SERIES FUND, INC.


/s/ Beverly A. Byrne                        /s/ W.T. McCallum
Title:  Secretary                           Title:  Chairman and President

                                Exhibit 23(j)(1)

                            To Be Filed By Amendment

                                Exhibit 23(j)(2)

                                J.P. MORGAN FUNDS
                         J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                                MUTUAL FUND GROUP
                                MUTUAL FUND TRUST
                       MUTUAL FUND VARIABLE ANNUITY TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST
                       MUTUAL FUND MASTER INVESTMENT TRUST
                           GROWTH AND INCOME PORTFOLIO
                         FLEMING MUTUAL FUND GROUP, INC.
                                POWER OF ATTORNEY

Fergus Reid, III, whose signature appears below, hereby constitutes and appoints George Gatch, David Wezdenko, Sharon Weinberg, Vickie Preston, Joseph Bertini and Judy Bartlett, and each of them, his true and lawful attorneys and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or any of them, may deem necessary or advisable or which may be required to enable any of the investment companies listed above (each, a "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to a Company's Registration Statement on Form N-1A and any other registration statements pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of a Company any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.

/s/Fergus Reid, III
Fergus Reid, III
Date: September 5, 2001

                                J.P. MORGAN FUNDS
                         J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                                MUTUAL FUND GROUP
                                MUTUAL FUND TRUST
                       MUTUAL FUND VARIABLE ANNUITY TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST
                       MUTUAL FUND MASTER INVESTMENT TRUST
                           GROWTH AND INCOME PORTFOLIO
                         FLEMING MUTUAL FUND GROUP, INC.
                                POWER OF ATTORNEY

William J. Armstrong, whose signature appears below, hereby constitutes and appoints George Gatch, David Wezdenko, Sharon Weinberg, Vickie Preston, Joseph Bertini and Judy Bartlett, and each of them, his true and lawful attorneys and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or any of them, may deem necessary or advisable or which may be required to enable any of the investment companies listed above (each, a "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to a Company's Registration Statement on Form N-1A and any other registration statements pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of a Company any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.

/s/William J. Armstrong
William J. Armstrong
Date: September 5, 2001

                                J.P. MORGAN FUNDS
                         J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                                MUTUAL FUND GROUP
                                MUTUAL FUND TRUST
                       MUTUAL FUND VARIABLE ANNUITY TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST
                       MUTUAL FUND MASTER INVESTMENT TRUST
                           GROWTH AND INCOME PORTFOLIO
                         FLEMING MUTUAL FUND GROUP, INC.
                                POWER OF ATTORNEY

Roland R. Eppley, Jr., whose signature appears below, hereby constitutes and appoints George Gatch, David Wezdenko, Sharon Weinberg, Vickie Preston, Joseph Bertini and Judy Bartlett, and each of them, his true and lawful attorneys and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or any of them, may deem necessary or advisable or which may be required to enable any of the investment companies listed above (each, a "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to a Company's Registration Statement on Form N-1A and any other registration statements pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of a Company any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.

/s/Roland R. Eppley, Jr.
Roland R. Eppley, Jr.
Date: September 5, 2001

                                J.P. MORGAN FUNDS
                         J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                                MUTUAL FUND GROUP
                                MUTUAL FUND TRUST
                       MUTUAL FUND VARIABLE ANNUITY TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST
                       MUTUAL FUND MASTER INVESTMENT TRUST
                           GROWTH AND INCOME PORTFOLIO
                         FLEMING MUTUAL FUND GROUP, INC.
                                POWER OF ATTORNEY

Ann Maynard Gray, whose signature appears below, hereby constitutes and appoints George Gatch, David Wezdenko, Sharon Weinberg, Vickie Preston, Joseph Bertini and Judy Bartlett, and each of them, his true and lawful attorneys and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or any of them, may deem necessary or advisable or which may be required to enable any of the investment companies listed above (each, a "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to a Company's Registration Statement on Form N-1A and any other registration statements pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of a Company any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.

/s/Ann Maynard Gray
Ann Maynard Gray
Date: September 5, 2001

                                J.P. MORGAN FUNDS
                         J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                                MUTUAL FUND GROUP
                                MUTUAL FUND TRUST
                       MUTUAL FUND VARIABLE ANNUITY TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST
                       MUTUAL FUND MASTER INVESTMENT TRUST
                           GROWTH AND INCOME PORTFOLIO
                         FLEMING MUTUAL FUND GROUP, INC.
                                POWER OF ATTORNEY

Matthew Healey, whose signature appears below, hereby constitutes and appoints George Gatch, David Wezdenko, Sharon Weinberg, Vickie Preston, Joseph Bertini and Judy Bartlett, and each of them, his true and lawful attorneys and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or any of them, may deem necessary or advisable or which may be required to enable any of the investment companies listed above (each, a "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to a Company's Registration Statement on Form N-1A and any other registration statements pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of a Company any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.

/s/Matthew Healey
Matthew Healey
Date: September 5, 2001

                                J.P. MORGAN FUNDS
                         J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                                MUTUAL FUND GROUP
                                MUTUAL FUND TRUST
                       MUTUAL FUND VARIABLE ANNUITY TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST
                       MUTUAL FUND MASTER INVESTMENT TRUST
                           GROWTH AND INCOME PORTFOLIO
                         FLEMING MUTUAL FUND GROUP, INC.
                                POWER OF ATTORNEY

James J. Schonbachler, whose signature appears below, hereby constitutes and appoints George Gatch, David Wezdenko, Sharon Weinberg, Vickie Preston, Joseph Bertini and Judy Bartlett, and each of them, his true and lawful attorneys and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or any of them, may deem necessary or advisable or which may be required to enable any of the investment companies listed above (each, a "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to a Company's Registration Statement on Form N-1A and any other registration statements pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of a Company any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.

/s/James J. Schonbachler
James J. Schonbachler
Date: September 5, 2001

                                J.P. MORGAN FUNDS
                         J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                                MUTUAL FUND GROUP
                                MUTUAL FUND TRUST
                       MUTUAL FUND VARIABLE ANNUITY TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST
                       MUTUAL FUND MASTER INVESTMENT TRUST
                           GROWTH AND INCOME PORTFOLIO
                         FLEMING MUTUAL FUND GROUP, INC.
                                POWER OF ATTORNEY

Leonard M. Spalding, Jr., whose signature appears below, hereby constitutes and appoints George Gatch, David Wezdenko, Sharon Weinberg, Vickie Preston, Joseph Bertini and Judy Bartlett, and each of them, his true and lawful attorneys and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or any of them, may deem necessary or advisable or which may be required to enable any of the investment companies listed above (each, a "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to a Company's Registration Statement on Form N-1A and any other registration statements pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of a Company any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.

/s/Leonard M. Spalding, Jr.
Leonard M. Spalding, Jr.
Date: September 5, 2001

                                J.P. MORGAN FUNDS
                         J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                                MUTUAL FUND GROUP
                                MUTUAL FUND TRUST
                       MUTUAL FUND VARIABLE ANNUITY TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST
                       MUTUAL FUND MASTER INVESTMENT TRUST
                           GROWTH AND INCOME PORTFOLIO
                         FLEMING MUTUAL FUND GROUP, INC.
                                POWER OF ATTORNEY

H. Richard Vartabedian, whose signature appears below, hereby constitutes and appoints George Gatch, David Wezdenko, Sharon Weinberg, Vickie Preston, Joseph Bertini and Judy Bartlett, and each of them, his true and lawful attorneys and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or any of them, may deem necessary or advisable or which may be required to enable any of the investment companies listed above (each, a "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to a Company's Registration Statement on Form N-1A and any other registration statements pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of a Company any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.

/s/H. Richard Vartabedian
H. Richard Vartabedian
Date: September 5, 2001

                                J.P. MORGAN FUNDS
                         J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                                MUTUAL FUND GROUP
                                MUTUAL FUND TRUST
                       MUTUAL FUND VARIABLE ANNUITY TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST
                       MUTUAL FUND MASTER INVESTMENT TRUST
                           GROWTH AND INCOME PORTFOLIO
                         FLEMING MUTUAL FUND GROUP, INC.
                                POWER OF ATTORNEY

George Gatch, whose signature appears below, hereby constitutes and appoints David Wezdenko, Sharon Weinberg, Vickie Preston, Joseph Bertini and Judy Bartlett, and each of them, his true and lawful attorneys and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or any of them, may deem necessary or advisable or which may be required to enable any of the investment companies listed above (each, a "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to a Company's Registration Statement on Form N-1A and any other registration statements pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of a Company any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.

/s/George Gatch
George Gatch
Date: September 5, 2001

                                J.P. MORGAN FUNDS
                         J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                                MUTUAL FUND GROUP
                                MUTUAL FUND TRUST
                       MUTUAL FUND VARIABLE ANNUITY TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST
                       MUTUAL FUND MASTER INVESTMENT TRUST
                           GROWTH AND INCOME PORTFOLIO
                         FLEMING MUTUAL FUND GROUP, INC.
                                POWER OF ATTORNEY

David Wezdenko, whose signature appears below, hereby constitutes and appoints George Gatch, Sharon Weinberg, Vickie Preston, Joseph Bertini and Judy Bartlett, and each of them, his true and lawful attorneys and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or any of them, may deem necessary or advisable or which may be required to enable any of the investment companies listed above (each, a "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to a Company's Registration Statement on Form N-1A and any other registration statements pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of a Company any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.

/s/David Wezdenko
David Wezdenko
Date: September 5, 2001

                                  Exhibit 23(p)

                           Maxim Series Fund, Inc. and
                           GW Capital Management, LLC

                               CODE OF ETHICS FOR
                    SECURITIES TRANSACTIONS OF ACCESS PERSONS


         Rule 17j-1 under the Investment Company Act of 1940 ("1940 Act") requires investment companies, as well as their investment advisers and principal underwriters, to adopt written codes of ethics containing provisions reasonably necessary to prevent Access Persons (as defined below) from engaging in any act, practice, or course of business prohibited under the anti-fraud provisions of the Rule.

         This Code of Ethics is intended to provide guidance to Access Persons of Maxim Series Fund, Inc. ("Maxim") and GW Capital Management, LLC ("Capital Management") in the conduct of their investments in order to reduce the possibility of securities transactions that place, or appear to place, such persons in conflict with the interests of Maxim or Maxim's shareholders.


A.       RULE 17j-1 -- GENERAL ANTI-FRAUD PROVISIONS.
         -------------------------------------------

         It is unlawful for affiliated persons of Maxim or Capital Management in connection with their purchase or sale, directly or indirectly, of a Security Held or to be Acquired by Maxim, to engage in any of the following acts, practices or courses of business:

1.       employ any device, scheme, or artifice to defraud Maxim;

2. make to Maxim any untrue statement of a material fact or omit to state to Maxim a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

3. engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon Maxim; and

4.       engage in any manipulative practice with respect to Maxim.


B.       DEFINITIONS.
         -----------

         1. Access Persons. The term "Access Person" means any officer, director, manager or Advisory Employee of Maxim or Capital Management.

         2. Advisory Employee. The term "Advisory Employee" means (a) any employee of Maxim or Capital Management who, in connection with his regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a Covered Security by or on behalf of Maxim or (b) any employee of Maxim or Capital Management whose functions relate to the making of any recommendations with respect to such purchases or sales. "Advisory Employee" includes, to the same extent, any individual or employees of any company that is in a control relationship with Maxim or Capital Management.

         3.       Beneficial  Ownership.  "Beneficial  Ownership" generally
                  means any direct or indirect pecuniary interest in a security. "Beneficial Ownership" includes accounts of a spouse, minor children who reside in an Access Person's home and any other relatives (parents, adult children, brothers, sisters, etc.) whose investments the Access Person directs or controls, whether the person lives with him or not, as well as accounts of another person (individual, director, corporation, trust, custodian, or other entity) if, by reason of any contract, understanding, relationship, agreement or other arrangement, the Access Person obtains or may obtain therefrom benefits substantially equivalent to those of ownership. A person does not derive a beneficial interest by serving as a trustee or executor unless he or a member of his immediate family has a vested interest in the income or corpus of the trust or estate.

        4. Being Considered for Purchase or Sale. A security is "Being Considered for Purchase or Sale" when a recommendation to purchase or sell the security has been made and communicated by an Advisory Employee in the course of his duties. With respect to the person making the recommendation, a security is "Being Considered for Purchase or Sale" when the person seriously considers making such a recommendation.

        5. Covered Security. The term "Covered Security" means, in general, any interest or instrument commonly known as a "security," except that it does not include shares of registered open-end investment companies, direct obligations of the Government of the United States, bankers' acceptances, bank certificates of deposit, commercial paper, and high quality short-term debt instruments, including repurchase agreements. For these purposes, "high quality short-term debt instruments" means any instrument that has a maturity at issuance of less than 366 days and that is rated in one of the two highest rating categories by a nationally recognized statistical rating organization.

        6. Designated Supervisory Persons. Richard Schultz and Beverly Byrne are "Designated Supervisory Persons" of Maxim and Capital Management. They have the authority to grant or deny pre-clearance approval of transactions in securities by Access Persons, and to monitor the activities of Access Persons as indicated herein.

        7. Independent Director. The term "Independent Director" means a director of Maxim who is not an "interested person" of Maxim or Capital Management.

        8. Investment Personnel. "Investment Personnel" means (i) all personnel of Maxim or Capital Management, or of any company in a control relationship to Maxim or Capital Management, who, in connection with his regular duties, makes or participates in making recommendations regarding the purchase and sale of securities by Maxim; or (ii) any natural person who controls Maxim or Capital Management and who obtains information concerning recommendations made to Maxim regarding the purchase or sale of securities by Maxim.

        9. Security Held or to be Acquired. "Security Held or to be Acquired" by Maxim means:

                  i. any Covered Security which, within the most recent fifteen (15) calendar days:

                           a.       is or has been held by Maxim; or

                           b. is being or has been considered by Maxim or Capital Management for purchase by Maxim; and

                  ii. any option to purchase or sell, and any security convertible into or exchangeable for, a Covered Security described in subparagraph i of this paragraph.


C.       PROHIBITED TRANSACTIONS AND PRE-CLEARANCE.
         -----------------------------------------

         1. Prohibited Transactions for Advisory Employees. Advisory Employees may not buy or sell a security within seven (7) calendar days before or after Maxim trades in a security of the same issuer.

         2. Prohibited Transactions for Investment Personnel. Investment Personnel may not acquire any direct or indirect beneficial interest in any security made available in an initial public offering or limited offering, without obtaining pre-clearance as described in this Section, unless the transaction is exempt under Section D of this Code.

         3. Pre-Clearance. Pre-clearance must be obtained from a Designated Supervisory Person before entering into a transaction described in paragraph 2 of this Section. When requesting pre-clearance, each person should note that:

                  a. all requests for pre-clearance must be in writing on the standard Pre-Clearance Form (see attached sample of the form); and

                  b. pre-clearance of a securities transaction is effective for three (3) business days from and including the date clearance is granted.

         4. Denial of Pre-Clearance. Pre-clearance will be denied if the Designated Supervisory Person determines that the security is being made available in an initial public offering or limited offering and:

                  a.       is Being Considered for Purchase or Sale by Maxim;

                  b. has been purchased or sold by Maxim within the prior two business days;

                  c. is being purchased or sold on behalf of Maxim. In this instance, "sold" includes an order to sell that has been entered but not executed; or

                  d. the granting of pre-clearance would be inconsistent with the purposes of this Code. If a pre-clearance request is denied for this reason, the Designated Supervisory Person will provide a written explanation.

         5. Granting of Pre-Clearance. Pre-clearance will be granted if the Designated Supervisory Person determines that the transaction:

                  a.       is not potentially harmful to Maxim;

                  b. would be highly unlikely to affect the market in which Maxim's portfolio securities are traded; and

                  c. clearly is not related economically to the securities to be purchased, sold, or held by Maxim, and the decision to purchase or sell the security is not the result of material non-public information obtained in the course of the person's relationship with Maxim or Capital Management.


D.       EXEMPT TRANSACTIONS.
         -------------------

         The prohibitions of Section C do not apply to:

         1. purchases or sales effected in any account over which the person has no direct or indirect influence or control, or in any account of the person which is managed on a discretionary basis by a person other than that person and, with respect to which the person does not in fact influence or control purchase or sale transactions;

         2. purchases or sales of securities which are not eligible for purchase or sale by Maxim;

         3. purchases or sales which are non-volitional on the part of the person or Maxim;

         4. purchases which are part of an automatic dividend reinvestment plan;

         5. purchases effected upon the exercise of rights issued by the issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired; and

         6. any securities transaction, or series of related transactions, involving five hundred (500) shares or less in the aggregate, if the issuer has a market capitalization (outstanding shares multiplied by the current price per share) greater than $1 billion.


E.       REPORTING REQUIREMENTS.
         ----------------------

         Every Access Person must obtain a copy of the required form of initial, quarterly and annual reports from a Designated Supervisory Person.

         1. Access Person Reports. Every Access Person must make the following reports to a Designated Supervisory Person for Maxim and Capital Management:

                  a. Initial Holdings Report. No later than ten (10) days after becoming an Access Person, an Access Person must report the following information:

                           i. the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect Beneficial Ownership when the person became an Access Person;

                           ii. the name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access Person as of the date the person became an Access Person; and

                           iii. the date that the report is submitted by the Access Person.

                  b.       Quarterly  Transaction  Reports.  No later than ten
                           (10) days after the end of a calendar quarter, an Access Person must report the following information:

                           i. With respect to any transaction during the quarter in a Covered Security in which the Access Person had any direct or indirect Beneficial Ownership:

                                    A.      the date of the transaction, the
                                            title, the interest rate and
                                            maturity date (if applicable), the
                                            number of shares and the principal
                                            amount of each Covered Security
                                            involved;

                                    B.      the nature of the transaction
                                            (i.e., purchase, sale or any other
                                            type of acquisition or
                                            disposition);

                                    C.      the price of the Covered Security at
                                            which the transaction was effected;

                                    D.      the  name of the broker, dealer, or
                                            bank  with or  through  whom the
                                            transaction was effected; and

                                    E.      the date that the report is
                                            submitted.

                           ii. With respect to any account established by an Access Person in which any securities were held during the quarter for the direct or indirect benefit of the Access Person:

                                    A.      the name of the  broker,  dealer or
                                            bank with  whom the  Access  Person
                                            established the account;

                                    B.      the date the account was
                                            established; and

                                    C.      the date that the report was
                                            submitted.

                  c.       Annual  Holding  Reports.  No  later  than  thirty
                           (30) days after the end of every calendar year, an Access Person must report the following information (which must be current as of December 31 of the calendar year for which the report is being submitted):

                           i. the title, number of shares and principal amount of each Covered Security in which the Access Person has any direct or indirect beneficial ownership;

                           ii. the name of any broker, dealer or bank with whom the Access Person maintains an account in which any securities are held for the direct or indirect benefit of the Access Person; and

                           iii.     the date that the report is being submitted.

        2. No Holdings or Transactions to Report. If an Access Person has no holdings to report on either an Initial Holdings Report or any Annual Holdings Report, nor transactions to report on any Quarterly Transaction Report, the Access Person must nevertheless submit the appropriate Report stating that the Access Person had no holdings or transactions (as appropriate) to report and the date the report is submitted.

        3. Copies of Confirmations and Period Account Statements. Each Access Person may direct every broker or dealer through whom the Access Person effects any securities transactions to deliver to a Designated Supervisory Person, on a timely basis, duplicate copies of confirmations of all the Access Person's securities transactions and copies of periodic statements for all of the Access Person's securities accounts.

        4.        Exceptions From Reporting Requirements.

                  a. A person need not make any of these reports with respect to transactions for, and Covered Securities held in, any account over which the person has no direct or indirect influence or control.

                  b. An Independent Director who would be required to make a report only because he is a director of Maxim need not make:

                           i. An Initial Holdings Report or an Annual Holdings Report; and

                           ii. A Quarterly Transaction Report, unless the Independent Director knew or, in the ordinary course of fulfilling his or her official duties as a director of Maxim, should have known that during the 15-day period immediately before or after the Independent Director's transaction in a Covered Security, Maxim purchased or sold the Covered Security, or Maxim or Capital Management considered purchasing or selling the Covered Security.

                  c. An Access Person need not make a Quarterly Transaction Report if the confirmations or periodic account statements delivered to the Designated Supervisory Person under Section E.3 are received within the time period required by this Code and provided that all information required by this Code is contained in such confirmations or account statements.

                  d. An Access Person is not required to make a Quarterly Transaction Report with respect to the "exempt transactions" described in Section D of this Code.

                  e. An Access Person need not make a quarterly report to Capital Management where such report would duplicate information recorded pursuant to the rules under the Investment Advisers Act of 1940 requiring the maintenance of certain books and records, Rules 204-2(a)(12) and 204-2(a)(13).


F.       ANNUAL CERTIFICATION OF COMPLIANCE.
         ----------------------------------

         At the time of submission of Annual Holding Reports, all Access Persons must certify that they have read, understand and are subject to this Code, and have complied at all times with this Code, including the obtaining of pre-clearance for securities transactions and the submission of all required reports. When a person becomes an Access Person, that person will be given a copy of the Code. Within a reasonable time (as determined by a Designated Supervisory Person) after being given the Code, that person must certify that he or she has had an opportunity to ask questions, has read and understands the Code, and agrees to comply with the Code. All Access Persons will be given a copy of any amendment to the Code. Within three months after the amendment becomes effective, all Access Persons must certify that they have received a copy of the amendment, that they have had an opportunity to ask questions, and that they understand the Amendment and agree to comply with the amendment.


G.       OTHER DUTIES OF AND RESTRICTIONS ON ACCESS PERSONS.
         --------------------------------------------------

         1. Initial Public Offerings and Limited Offerings. Any Access Person who has purchased or sold any securities in an initial public offering or a limited offering is required to disclose that transaction at the time such Access Person is seeking pre-clearance of future transactions involving the securities of that issuer.

         2. Gratuities. No Access Person may receive any gift or gratuity, other than one of de minimis value, from any person who does business with or on behalf of Maxim.

         3. Service as a Director or Trustee. No Access Person may serve on the board of a publicly traded company without prior authorization. Such authorization must be based on a determination that such service is consistent with the interests of Maxim and Maxim's shareholders.

         4. Confidentiality. No Access Person may reveal to any other person (except in the normal course of his duties on behalf of Maxim or Capital Management) any information regarding securities transactions made or being considered by or on behalf of Maxim.


H.       CONFIDENTIAL TREATMENT.
         ----------------------

         All reports and other records required to be filed or maintained under this Code will be treated as confidential.


I.       INTERPRETATION OF PROVISIONS.
         ----------------------------

         The Board of Directors of Maxim (the "Board") and management of Capital Management may, from time to time, adopt such interpretations of this Code as such Board and management deem appropriate, provided that the Board approves any material changes to this Code.


J.       AMENDMENTS.
         ----------

         Any amendment to the Code shall be effective thirty (30) calendar days after written notice of such amendment has been distributed to Access Persons by a Designated Supervisory Person, unless the Board or management of Capital Management (as appropriate) expressly determines that such amendment will become effective on an earlier date or should not be adopted.



                             *   *   *   *   *   *

         I have read the Code of Ethics for the Maxim Series Fund, Inc. and GW Capital Management, LLC and understand it. I have had an opportunity to ask questions regarding the Code and I agree to comply fully with all of its provisions.



Date:                                Signed:
      -----------------                      ----------------------------------

                                   APPENDIX A

                                REVIEW OF REPORTS


         A Designated Supervisory Person for Maxim and Capital Management must review all reports submitted pursuant to Section E for the purpose of detecting and preventing a potential or actual violation of this Code.

         1. A Designated Supervisory Person shall review an Initial Holdings Report within twenty (20) days of the date such Report is submitted by an Access Person.

         2. A Designated Supervisory Person shall review all Quarterly Transaction Reports and all Annual Holding Reports within thirty (30) days of the date such a Report is submitted by an Access Person.

         3. A Designated Supervisory Person shall review all reports to determine whether there has been a potential or actual violation of this Code.

         4. A Designated Supervisory Person shall maintain a record of each report reviewed and the date such review was completed. Such record shall indicate whether a Designated Supervisory Person's review detected a potential or actual violation of this Code. If a Designated Supervisory Person detects a potential or actual material violation of this Code, a Designated Supervisory Person shall promptly inform management of Maxim or Capital Management (as applicable) in writing.

         5. A Designated Supervisory Person promptly after furnishing such written notification of a potential or actual material violation of this Code, shall take those measures the Designated Supervisory Person deems necessary and appropriate to remedy such violation, including, but not limited to, requiring the Access Person to divest any inappropriate securities holdings and recommending sanctions to the Board.

         6. The Designated Supervisory Person shall take such other actions and measures as he deems necessary and appropriate to carry out his duties with respect to the review of reports required under this Code.

         A Designated Supervisory Person for Maxim or Capital Management (as appropriate) shall identify all Access Persons who are required to make reports under Section E and shall inform those Access Persons of their reporting obligation. Once informed of the duty to file reports, an Access Person has a continuing obligation to file such reports in a timely manner.

         No report required to be made under Section E shall be construed as an admission by the person making such report that he has any direct or indirect Beneficial Ownership in the security to which the report relates.

                                   APPENDIX B

                              REPORTS TO THE BOARD


         No later than the final regular meeting of the Board for each fiscal year of Maxim, a Designated Supervisory Person for Maxim and Capital Management shall furnish to the Board, and the Board shall consider, a written report that:

         1. Describes any issues arising under this Code since the last report to the Board, including, but not limited to, information about material violations of this Code and the sanctions, if any, imposed in response to the material violations; and

         2. Certifies that Maxim and Capital Management have adopted procedures reasonably necessary to prevent Access Persons from violating the Code.

         3. In considering the written report, the Board shall determine whether any action is required in response to the report.

         To the extent that immaterial violations of this Code (such as late filings of required reports) may collectively indicate material problems with the implementation and enforcement of this Code, the written report shall describe any violations that are material in the aggregate.

                                   APPENDIX C

                                    SANCTIONS


         A Designated Supervisory Person of Maxim shall furnish to the Board reports regarding the administration hereof and summarizing any forms or reports filed hereunder. Upon the finding of a material violation of this Code, including the filing of false, incomplete, or untimely required reports, or the failure to obtain required pre-clearance, the Board may impose such sanctions as it deems appropriate, which may include censure, suspension, or termination of the employment of the violator. No Director may participate in a determination of whether he has committed a violation of this Code or of the imposition of any sanction against himself.

         Similarly, it shall be the responsibility of Capital Management's Designated Supervisory Persons to receive and maintain all reports submitted by Access Persons and to use reasonable diligence and institute procedures reasonably necessary to monitor the adequacy of such reports and to otherwise prevent or detect violations of this Code. Upon discovering a material violation of this Code involving any Access Person, such as those noted in the prior paragraph, it shall be the responsibility of Capital Management's Designated Supervisory Persons to report such violation to Capital Management's management. Capital Management's management may impose such sanctions against the Access Person determined to have violated this Code as it deems appropriate, including, but not limited to, a letter of censure or suspension or termination of the employment, officership, or other position of the violator with Capital Management. No officer, director or manager of Capital Management may participate in a determination of whether he has committed a violation of this Code or of the imposition of any sanction against himself.

                                   APPENDIX D

                          MATERIAL CHANGES TO THE CODE

         The Board authorizes Designated Supervisory Persons to make material changes as they deem reasonably necessary in order to prevent Access Persons from violating any provision of this Code.

         The Board, including a majority of the Independent Directors, must approve any material change made to this Code no later than the next regularly scheduled Board meeting after adoption of the material change.

         The Board must base its approval of any material change to the Code on a determination that the Code contains provisions reasonably necessary to prevent Access Persons from engaging in any conduct described in Section A of this Code.

                                   APPENDIX E

                                RECORD RETENTION

         Maxim and Capital Management must maintain records in the manner and to the extent set forth below, which records may be maintained on microfilm under the conditions described in Rule 31a-2(f)(1) under the 1940 Act, and shall be available for examination by representatives of the Securities and Exchange
Commission:

         1. Retention of Code. A copy of this Code and any Code that was in effect at any time within the past five years must be preserved in an easily accessible place.

         2. Record of Violations. A record of any violation of this Code and of any action taken as a result of such violation must be preserved in an easily accessible place for a period of not less than five years following the end of the fiscal year in which the violation occurs.

         3. Copy of Forms and Reports. A copy of each Pre-Clearance Form and each Initial Holdings Report, Quarterly Transaction Report, and Annual Holdings Report prepared and submitted by an Access Person pursuant to this Code must be preserved by a Designated Supervisory Person for Maxim or Capital Management, as appropriate, for a period of not less than five years from the end of the fiscal year in which such report is made, the first two years in an easily accessible place.

         4. List of Access Persons. A list of all persons who are, or within the past five years of business have been, required to file Initial Holdings Reports, Quarterly Transaction Reports, and Annual Holdings Reports pursuant to this Code and a list of those persons who are or were responsible for reviewing such Reports must be maintained in an easily accessible place.

         5. Written Reports to the Board. A copy of each written report furnished to the Board under this Code shall be maintained for at least five years after the end of the Maxim fiscal year in which it is made, the first two years in an easily accessible place.

         6 Records Relating to Decisions Involving Initial Public Offerings and Limited Offerings. Maxim and Capital Management must maintain a record of any decision, and the reasons supporting the decision, to approve the acquisition by Investment Personnel of securities made available in an initial public offering or limited offering for at least five years after the end of Maxim's fiscal year in which the approval is granted.

         7. Sites of Records to be Kept. All such records and/or documents required to be maintained pursuant to this Code and/or Rule 17j-1 under the 1940 Act shall be kept at the offices of Maxim at 8515 East Orchard Road, Englewood, Colorado 80111.

                                 Code of Ethics
                             Maxim Series Fund, Inc.
                           GW Capital Management, LLC

                                 Amendment No. 1

Article B

Section B.7 currently provides:

7. Independent Director. The term "Independent Director" means a director of Maxim who is not an "interested person" of Maxim or Capital Management.

Section B.7 is amended to read as follows:

7. Independent Director of Maxim. The term "Independent Director of Maxim" means a director of Maxim who is not an "interested person" of Maxim or Capital Management.

A new Section B.8 is inserted as follows:

8. Independent Manager of Capital Management. The term "Independent Manager of Capital Management" means a manager of Capital Management who satisfies the requirements for an exemption from Rule 17j-1(d)(2)(ii) as discussed in the no-action letter (Reference Number 200051298) issued by the Securities and Exchange Commission on August 8, 2000.

Sections B.8 and B.9 are renumbered as Sections B.9 and B.10, respectively.

Article E

Section E.4.b currently provides:

         An Independent Director who would be required to make a report only because he is a director of Maxim need not make:

         i.       An Initial Holdings Report or an Annual Holdings Report; and

         ii. A Quarterly Transaction Report, unless the Independent Director knew or, in the ordinary course of fulfilling his or her official duties as a director of Maxim, should have known that during the 15-day period immediately before or after the Independent Director's transaction in a Covered Security, Maxim purchased or sold the Covered Security, or Maxim or Capital Management considered purchasing or selling the Covered Security.

Section E.4.b is amended to read as follows:

         An Independent Director of Maxim who would be required to make a report only because he is a director of Maxim, or an Independent Manager of Capital Management who would be required to make a report only because he is a manager of Capital Management, need not make:

         i.       An Initial Holdings Report or an Annual Holdings Report; and

         ii. A Quarterly Transaction Report, unless the Independent Director of Maxim or the Independent Manager of Capital Management knew or, in the ordinary course of fulfilling his or her official duties as a director of Maxim or manager of Capital Management, as applicable, should have known that during the 15-day period immediately before or after the Independent Director of Maxim's or Independent Manager of Capital Management's transaction in a Covered Security, Maxim purchased or sold the Covered Security, or Maxim or Capital Management considered purchasing or selling the Covered Security.

                           One Orchard Equities, Inc.

                               CODE OF ETHICS FOR
                    SECURITIES TRANSACTIONS OF ACCESS PERSONS


         Rule 17j-1 under the Investment Company Act of 1940 ("1940 Act") requires investment companies, as well as their investment advisers and principal underwriters, to adopt written codes of ethics containing provisions reasonably necessary to prevent Access Persons (as defined below) from engaging in any act, practice, or course of business prohibited under the anti-fraud provisions of the Rule.

         This Code of Ethics is intended to provide guidance to Access Persons of One Orchard Equities, Inc. ("OOEI") in the conduct of their investments in order to reduce the possibility of securities transactions that place, or appear to place, such persons in conflict with the interests of the Maxim Series Fund, Inc. ("Maxim") or Maxim's shareholders.


A.       RULE 17j-1 -- GENERAL ANTI-FRAUD PROVISIONS.
         -------------------------------------------

         It is unlawful for affiliated persons of Maxim or OOEI in connection with their purchase or sale, directly or indirectly, of a Security Held or to be Acquired by Maxim, to engage in any of the following acts, practices or courses of business:

         1.       employ any device, scheme, or artifice to defraud Maxim;

         2. make to Maxim any untrue statement of a material fact or omit to state to Maxim a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

         3. engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon Maxim; and

         4.       engage in any manipulative practice with respect to Maxim.


B.       DEFINITIONS.
         -----------

         1. Access Persons. The term "Access Person" means any officer or director of OOEI who, in the ordinary course of business, makes, participates in or obtains information regarding, the purchase or sale of Covered Securities by Maxim, or whose functions or duties in the ordinary course of business relate to the making of any recommendation to Maxim regarding the purchase or sale of Covered Securities.

         2. Beneficial Ownership. "Beneficial Ownership" generally means any direct or indirect pecuniary interest in a security. "Beneficial Ownership" includes accounts of a spouse, minor children who reside in an Access Person's home and any other relatives (parents, adult children, brothers, sisters, etc.) whose investments the Access Person directs or controls, whether the person lives with him or not, as well as accounts of another person (individual, trustee, corporation, trust, custodian, or other entity) if, by reason of any contract, understanding, relationship, agreement or other arrangement, the Access Person obtains or may obtain therefrom benefits substantially equivalent to those of ownership. A person does not derive a beneficial interest by serving as a trustee or executor unless he or a member of his immediate family has a vested interest in the income or corpus of the trust or estate.

         3. Being Considered for Purchase or Sale. A security is "Being Considered for Purchase or Sale" when a recommendation to purchase or sell the security has been made and communicated by an Advisory Employee in the course of his duties. With respect to the person making the recommendation, a security is "Being Considered for Purchase or Sale" when the person seriously considers making such a recommendation.

         4. Covered Security. The term "Covered Security" means, in general, any interest or instrument commonly known as a "security," except that it does not include shares of registered open-end investment companies, direct obligations of the Government of the United States, bankers' acceptances, bank certificates of deposit, commercial paper, and high quality short-term debt instruments, including repurchase agreements. For these purposes, "high quality short-term debt instruments" means any instrument that has a maturity at issuance of less than 366 days and that is rated in one of the two highest rating categories by a nationally recognized statistical rating organization.

         5. Designated Supervisory Persons. Richard Schultz and Beverly Byrne are "Designated Supervisory Persons" of OOEI. They have the authority to monitor the activities of Access Persons as indicated herein.

         6. Security Held or to be Acquired. "Security Held or to be Acquired" by Maxim means:

                  i. any Covered Security which, within the most recent fifteen (15) calendar days:

                           a.       is or has been held by Maxim; or

                           b. is being or has been considered by Maxim or GW Capital Management, LLC for purchase by Maxim; and

                  ii. any option to purchase or sell, and any security convertible into or exchangeable for, a Covered Security described in subparagraph i of this Section.


C.       REPORTING REQUIREMENTS.
         ----------------------

         Every Access Person must obtain a copy of the required form of initial, quarterly and annual reports from a Designated Supervisory Person.

         1. Access Person Reports. Every Access Person must make the following reports to a Designated Supervisory Person for
                  OOEI:

                  a. Initial Holdings Report. No later than ten (10) days after becoming an Access Person, an Access Person must report the following information:

                           i. the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect Beneficial Ownership when the person became an Access Person;

                           ii. the name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access Person as of the date the person became an Access Person; and

                           iii. the date that the report is submitted by the Access Person.

                  b.       Quarterly  Transaction  Reports.  No later  than ten
                           (10) days after the end of a calendar quarter, an Access Person must report the following information:

                           i. With respect to any transaction during the quarter in a Covered Security in which the Access Person had any direct or indirect Beneficial Ownership:

                                    A.      the date of the transaction, the
                                            title, the interest rate and
                                            maturity date (if applicable), the
                                            number of shares and the principal
                                            amount of each Covered Security
                                            involved;

                                    B.      the nature of the transaction (i.e.,
                                            purchase, sale or any other type of
                                            acquisition or disposition);

                                    C.      the price of the Covered Security at
                                            which the transaction was effected;

                                    D.      the  name of the broker, dealer, or
                                            bank  with or  through  whom the
                                            transaction was effected; and

                                    E.      the date that the report is
                                            submitted.

                           ii. With respect to any account established by an Access Person in which any securities were held during the quarter for the direct or indirect benefit of the Access Person:

                                    A.      the name of the  broker,  dealer or
                                            bank with  whom the  Access  Person
                                            established the account;

                                    B.      the date the account was
                                            established; and

                                    C.      the date that the report was
                                            submitted.

                  c.       Annual  Holding  Reports.  No  later  than  thirty
                           (30) days after the end of every calendar year, an Access Person must report the following information (which must be current as of December 31 of the calendar year for which the report is being submitted):

                           i. the title, number of shares and principal amount of each Covered Security in which the Access Person has any direct or indirect beneficial ownership;

                           ii. the name of any broker, dealer or bank with whom the Access Person maintains an account in which any securities are held for the direct or indirect benefit of the Access Person; and

                           iii.     the date that the report is being submitted.

         2. No Holdings or Transactions to Report. If an Access Person has no holdings to report on either an Initial Holdings Report or any Annual Holdings Report, nor transactions to report on any Quarterly Transaction Report, the Access Person must nevertheless submit the appropriate Report stating that the Access Person had no holdings or transactions (as appropriate) to report and the date the report is submitted.

         3. Copies of Confirmations and Period Account Statements. Each Access Person may direct every broker or dealer through whom the Access Person effects any securities transactions to deliver to a Designated Supervisory Person, on a timely basis, duplicate copies of confirmations of all the Access Person's securities transactions and copies of periodic statements for all of the Access Person's securities accounts.

         4.       Exceptions From Reporting Requirements.

                  a. A person need not make any of these reports with respect to transactions for, and Covered Securities held in, any account over which the person has no direct or indirect influence or control.

                  b. An Access Person need not make a Quarterly Transaction Report if the confirmations or periodic account statements delivered to the Designated Supervisory Person under Section C.3 are received within the time period required by this Code and provided that all information required by this Code is contained in such confirmations or account statements.

                  c. An Access Person is not required to make a Quarterly Transaction Report with respect to the following:

                           1.       purchases or sales effected in any
                                    account over which the person has no direct or indirect influence or control, or in any account of the person which is managed on a discretionary basis by a person other than that person and, with respect to which the person does not in fact influence or control purchase or sale transactions;

                           2. purchases or sales of securities which are not eligible for purchase or sale by Maxim;

                           3. purchases or sales which are non-volitional on the part of the person or Maxim;

                           4. purchases which are part of an automatic dividend reinvestment plan; and

                           5. purchases effected upon the exercise of rights issued by the issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.


D.       ANNUAL CERTIFICATION OF COMPLIANCE.
         ----------------------------------

         At the time of submission of Annual Holding Reports, all Access Persons must certify that they have read, understand and are subject to this Code, and have complied at all times with this Code, including the submission of all required reports. When a person becomes an Access Person, that person will be given a copy of the Code. Within a reasonable time (as determined by a Designated Supervisory Person) after being given the Code, that person must certify that he or she has had an opportunity to ask questions, has read and understands the Code, and agrees to comply with the Code. All Access Persons will be given a copy of any amendment to the Code. Within three months after the amendment becomes effective, all Access Persons must certify that they have received a copy of the amendment, that they have had an opportunity to ask questions, and that they understand the Amendment and agree to comply with the amendment.


E.       OTHER DUTIES OF AND RESTRICTIONS ON ACCESS PERSONS.
         --------------------------------------------------

         1. Gratuities. No Access Person may receive any gift or gratuity, other than one of de minimis value, from any person who does business with or on behalf of Maxim.

         2. Service as a Director or Trustee. No Access Person may serve on the board of a publicly traded company without prior authorization. Such authorization must be based on a determination that such service is consistent with the interests of Maxim and Maxim's shareholders.

         3. Confidentiality. No Access Person may reveal to any other person (except in the normal course of his duties on behalf of OOEI) any information regarding securities transactions made or being considered by or on behalf of Maxim.


F.       CONFIDENTIAL TREATMENT.
         ----------------------

         All reports and other records required to be filed or maintained under this Code will be treated as confidential.


G.       INTERPRETATION OF PROVISIONS.
         ----------------------------

         The management of OOEI may, from time to time, adopt such interpretations of this Code as such management deems appropriate, provided that the Board of Directors of Maxim (the "Board") approves any material changes to this Code.


H.       AMENDMENTS.
         ----------

         Any amendment to the Code shall be effective thirty (30) calendar days after written notice of such amendment has been distributed to Access Persons by a Designated Supervisory Person, unless the management of OOEI expressly determines that such amendment will become effective on an earlier date or should not be adopted.



                           *   *   *   *   *   *

         I have read the Code of Ethics for One Orchard Equities, Inc. and understand it. I have had an opportunity to ask questions regarding the Code and I agree to comply fully with all of its provisions.



Date:                             Signed:
      ----------------                    --------------------------------

                                   APPENDIX A

                                REVIEW OF REPORTS


         A Designated Supervisory Person for OOEI must review all reports submitted pursuant to Section C for the purpose of detecting and preventing a potential or actual violation of this Code.

         1. A Designated Supervisory Person shall review an Initial Holdings Report within twenty (20) days of the date such Report is submitted by an Access Person.

         2. A Designated Supervisory Person shall review all Quarterly Transaction Reports and all Annual Holding Reports within thirty (30) days of the date such a Report is submitted by an Access Person.

         3. A Designated Supervisory Person shall review all reports to determine whether there has been a potential or actual violation of this Code.

         4. The Designated Supervisory Person shall maintain a record of each report reviewed and the date such review was completed. Such record shall indicate whether the Designated Supervisory Person's review detected a potential or actual violation of this Code. If a Designated Supervisory Person detects a potential or actual material violation of this Code, a Designated Supervisory Person shall promptly inform the management of OOEI in writing.

         5. A Designated Supervisory Person promptly after furnishing such written notification of a potential or actual material violation of this Code, shall take those measures the Designated Supervisory Person deems necessary and appropriate to remedy such violation, including, but not limited to, requiring the Access Person to divest any inappropriate securities holdings and recommending sanctions to the Board.

         6. A Designated Supervisory Person shall take such other actions and measures as he deems necessary and appropriate to carry out his duties with respect to the review of reports required under this Code.

         A Designated Supervisory Person for OOEI shall identify all Access Persons who are required to make reports under Section C and shall inform those Access Persons of their reporting obligation. Once informed of the duty to file reports, an Access Person has a continuing obligation to file such reports in a timely manner.

         No report required to be made under Section C shall be construed as an admission by the person making such report that he has any direct or indirect Beneficial Ownership in the security to which the report relates.

                                   APPENDIX B

                              REPORTS TO THE BOARD


         No later than the final regular meeting of the Board for each fiscal year of Maxim, a Designated Supervisory Person for OOEI shall furnish to the Board, and the Board shall consider, a written report that:

         1. Describes any issues arising under this Code since the last report to the Board, including, but not limited to, information about material violations of this Code and the sanctions, if any, imposed in response to the material violations; and

         2. Certifies that OOEI has adopted procedures reasonably necessary to prevent Access Persons from violating the Code.

         In considering the written report, the Board shall determine whether any action is required in response to the report.

         To the extent that immaterial violations of this Code (such as late filings of required reports) may collectively indicate material problems with the implementation and enforcement of this Code, the written report shall describe any violations that are material in the aggregate.

                                   APPENDIX C

                                    SANCTIONS


         A Designated Supervisory Person of OOEI shall furnish to the Board reports regarding the administration hereof and summarizing any forms or reports filed hereunder.

         Upon discovering a material violation of this Code involving any Access Person, including the filing of false, incomplete, or untimely required reports, it shall be the responsibility of OOEI's Designated Supervisory Person to report such violation to OOEI's management. OOEI's management may impose such sanctions against the Access Person determined to have violated this Code as it deems appropriate, including, but not limited to, a letter of censure or suspension or termination of the employment, officership, or other position of the violator with Capital Management. No officer, director or manager of OOEI may participate in a determination of whether he has committed a violation of this Code or of the imposition of any sanction against himself.

                                   APPENDIX D

                          MATERIAL CHANGES TO THE CODE

         The Board, including a majority of the Independent Directors, must approve any material change made to this Code no later than the next regularly scheduled Board meeting after adoption of the material change.

         The Board must base its approval of any material change to the Code on a determination that the Code contains provisions reasonably necessary to prevent Access Persons from engaging in any conduct described in Section A of this Code.

                                   APPENDIX E

                                RECORD RETENTION

         OOEI must maintain records in the manner and to the extent set forth below, which records may be maintained on microfilm under the conditions described in Rule 31a-2(f)(1) under the 1940 Act, and shall be available for examination by representatives of the Securities and Exchange Commission:

        1. Retention of Code. A copy of this Code and any Code that was in effect at any time within the past five years must be preserved in an easily accessible place.

        2. Record of Violations. A record of any violation of this Code and of any action taken as a result of such violation must be preserved in an easily accessible place for a period of not less than five years following the end of the fiscal year in which the violation occurs.

        3. Copy of Forms and Reports. A copy of each Initial Holdings Report, Quarterly Transaction Report, and Annual Holdings Report prepared and submitted by an Access Person pursuant to this Code must be preserved by a Designated Supervisory Person for OOEI, for a period of not less than five years from the end of the fiscal year in which such report is made, the first two years in an easily accessible place.

        4. List of Access Persons. A list of all persons who are, or within the past five years of business have been, required to file Initial Holdings Reports, Quarterly Transaction Reports, and Annual Holdings Reports pursuant to this Code and a list of those persons who are or were responsible for reviewing such Reports must be maintained in an easily accessible place.

        5. Written Reports to the Board. A copy of each written report furnished to the Board under this Code shall be maintained for at least five years after the end of the Maxim fiscal year in which it is made, the first two years in an easily accessible place.

        6. Sites of Records to be Kept. All such records and/or documents required to be maintained pursuant to this Code and/or Rule 17j-1 under the 1940 Act shall be kept at the offices of OOEI at 8515 East Orchard Road, Englewood, Colorado 80111.

                                 CODE OF ETHICS
                         THE J.P. MORGAN FAMILY OF FUNDS

1. PURPOSES

         This Code of Ethics (the "Code") has been adopted by the Trustees of the funds listed on Schedule A hereto (each, a "Portfolio"), in accordance with Rule 17j-1(c) promulgated under the Investment Company Act of 1940, as amended (the "Act"). Rule 17j-1 under the Act generally proscribes fraudulent or manipulative practices with respect to purchases or sales of Securities Held or to be Acquired by investment companies, if effected by associated persons of such companies. The purpose of this Code is to provide regulations and procedures consistent with the Act and Rule 17j-1 designed to give effect to the general prohibitions set forth in Rule 17j-1(b) as follows:

         It is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated person of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a Security Held or to be Acquired by such fund -

         (a)   To employ any device, scheme or artifice to defraud the fund;

         (b) To make any untrue statement of a material fact to the fund or omit to state a material fact necessary in order to make the statements made to the fund, in light of the circumstances under which they are made, not misleading;

         (c) To engage in any act, practice, or course of business that operates or would operate as a fraud or deceit on the fund; or

         (d)   To engage in any manipulative practice with respect to the fund.

2. DEFINITIONS

         (a) "Access Person" means any Trustee, officer or Advisory Person of the Portfolio.

         (b) Adviser shall mean J.P. Morgan Investment Management, Inc., J.P. Morgan Fleming Asset Management (USA) Inc., Robert Fleming Inc., J.P. Morgan Fleming Asset Management (London) Limited and JF International Management Limited.

         (c) "Advisory Person" of a Portfolio means: (i) any employee of the Portfolio (or any company in a control relationship to the Portfolio) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of Covered Securities by the Portfolio, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (ii) any natural person in a control relationship to the Portfolio who obtains information concerning recommendations made to the Portfolio with regard to the purchase or sale of Covered Securities by the Portfolio.

         (d) "Beneficial Ownership" shall be interpreted in the same manner as it would be under Exchange Act Rule 16a-1(a)(2)in determining whether a person is the beneficial owner of a security for purposes of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder (see Annex A). Any report required by Section 5(a) of this Code may contain a statement that the report will not be construed as an admission that the person making the report has any direct or indirect beneficial ownership in the Security to which the report relates.

          (e) "Covered Security" shall have the meaning set forth in Section 2(a)(36) of the Act, except that it shall not include shares of open-end funds, direct obligations of the United States Government, bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements.

         (f)   "Control" has the same meaning as in Section 2(a)(9) of the Act.

         (g) "Disinterested Trustee" means a Trustee of the Portfolio who is not an "interested person" of the Portfolio within the meaning of
               Section 2(a)(19) of the Act.

         (h) "Initial Public Offering" means an offering of securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act.

         (i) "Investment Personnel" means (i) any employee of the Portfolio (or of any company in a control relationship to the Portfolio) who, in connection with his or her regular functions or duties, makes or participates in making recommendations regarding the purchase or sale of securities by the Portfolio; and (ii) any natural person who controls the Portfolio and who obtains information concerning recommendations made to the Portfolio regarding the purchase or sale of securities by the Portfolio.

         (j) "Limited Offering" means an offering that is exempt from registration under the Securities Act pursuant to Section 4(2) or
               Section 4(6) or pursuant to Rule 504, Rule 505, or Rule 506 under the Securities Act.

         (k) "Purchase or Sale of a Covered Security" includes, INTER ALIA, the writing of an option to purchase or sell a Covered Security.

         (l) "Security Held or to be Acquired" by a Portfolio means: (i) any Covered Security which, within the most recent 15 days, is or has been held by the Portfolio or is being or has been considered by the Portfolio or its adviser for purchase by the Portfolio; and
               (ii) any option to purchase or sell, and any security convertible into or exchangeable for, a Covered Security described in Section 2(k)(i) of this Code.

3. PROHIBITED PURCHASES AND SALES

         (a) No Access Person shall purchase or sell directly or indirectly any Covered Security in which he or she has, or by reason of such transaction acquires, any direct or indirect Beneficial Ownership and which to his or her actual knowledge at the time of such purchase or sale:

         (i)   is being considered for purchase or sale by the Portfolio; or

         (ii)  is being purchased or sold by the Portfolio.

         (b) No Access Person shall reveal to any other person (except in the normal course of his or her duties on behalf of the Portfolio) any information regarding Covered Securities transactions by the Portfolio or consideration by the Portfolio or its adviser of any such Covered Securities transactions.

         (c) No Access Person shall recommend any Covered Securities transaction by the Portfolio without having disclosed his or her interest, if any, in such Covered Securities or the issuer thereof, including without limitation (i) his or her direct or indirect Beneficial Ownership of any Covered Securities of such issuer, (ii) any contemplated transaction by such person in such Covered Securities (iii) any position with such issuer or its affiliates and (iv) any present or proposed business relationship between such issuer or its affiliates, on the one hand, and such person or any party in which such person has a significant interest, on the other; provided, however, that in the event the interest of such Access Person in such Covered Securities or issuer is not material to his or her personal net worth and any contemplated transaction by such person in such Covered Securities cannot reasonably be expected to have a material adverse effect on any such transaction by the Portfolio or on the market for the Covered Securities generally, such Access Person shall not be required to disclose his or her interest in the Covered Securities or issuer thereof in connection with any such recommendation.

         (d) No Investment Personnel shall purchase any Covered Security which is part of an Initial Public Offering.

4. EXEMPTED TRANSACTIONS

         The prohibitions of Section 3 of this Code shall not apply to:

         (a) Purchases or sales effected in any account over which the Access Person has no direct or indirect influence or control.

         (b) Purchases or sales of Covered Securities which are not eligible for purchase or sale by the Portfolio.

         (c) Purchases or sales which are non-volitional on the part of either the Access Person or the Portfolio.

         (d) Purchases which are part of an automatic dividend reinvestment plan.

         (e) Purchases effected upon the exercise of rights issued by an issuer PRO RATA to all holders of a class of its Covered Securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

         (f) Purchases or sales which are only remotely potentially harmful to the Portfolio because they would be very unlikely to affect a highly institutional market, or because they clearly are not related economically to the Covered Securities to be purchased, sold or held by the Portfolio.

5. REPORTING REQUIREMENTS

         (a) Every Access Person must report to the Adviser's compliance department in accordance with Section 5(d) of this Code:

               (i) Initial Holdings Reports. No later than 10 days after the person becomes an Access Person, the following information:
                   (A) the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership when the person became an Access Person; (B) the name of any broker, dealer or bank with whom the Access Person maintained an account in which any Covered Securities were held for the direct or indirect benefit of the Access Person as of the date the person became an Access Person; and (C) the date that the report is submitted by the Access Person.

              (ii) Quarterly Transaction Reports. No later than 10 days after the end of a calendar quarter, with respect to any transaction during the quarter in a Covered Security in which the Access Person had any direct or indirect Beneficial
                   Ownership: (A) the date of the transaction, the title, the interest rate and maturity date (if applicable), the number of shares and principal amount of each Covered Security involved; (B) the nature of the transaction; (C) the price of the Covered Security at which the transaction was effected;
                   (D) the name of the broker, dealer or bank with or through which the transaction was effected; and (E) the date that the report is submitted by the Access Person.

             (iii) New Account Report. With respect to any account established by the Access Person in which any Covered Securities were held during the calendar quarter for the direct or indirect benefit of the Access Person: (A) the name of the broker, dealer or bank with whom the Access Person established the account; (B) the date the account was established; and
                   (C) the date that the report is submitted by the Access Person. Such report shall be filed no later than 10 days after the end of each calendar quarter.

              (iv) Annual Holdings Report. Annually, the following information
                   (which information must be current as of a date no more than 30 days before the report is submitted): (A) the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership; (B) the name of any broker, dealer or bank with whom the Access Person maintains an account in which any Covered Securities are held for the direct or indirect benefit of the Access Person: and (C) the date that the report is submitted by the Access Person.

          (b) Exceptions from the Reporting Requirements.

               (i) Notwithstanding the provisions of Section 5(a), no Access
                   Person shall be required to make:

                   A. a report with respect to transactions effected for any
                      account over which such person does not have any direct or indirect influence or control;

                   B. to make a Quarterly Transaction or New Account Report
                      under Section 5(a)(ii) or (iii) if the report would duplicate information contained in broker trade confirmations or account statements received by the Adviser with respect to the Access Person no later than 10 days after the calendar quarter end, if all of the information required by Sections 5(a)(ii) or (ii), as the case may be, is contained in the broker trade confirmations or account statements, or in the records of the Adviser.

                 (ii) a Disinterested Trustee who would be required to make a report solely by reason of being a Trustee need not make:

                      A. an initial holdings report and annual holdings reports;
                         and

                      B. quarterly transaction and new account reports, since
                         the Trustees generally have no involvement in the security selection process. Such reports need to be filed ONLY IF a Trustee, at the time of that transaction, knew, or in the ordinary course of fulfilling his or her official duties as a Trustee of the Portfolio, should have known, that during the 15-day period immediately before or after the date of the Trustee's transaction in a Covered Security, such Covered Security is or was purchased or sold by the Portfolio or was being considered for purchase or sale by the Portfolio or the Adviser.

          (c) Each Access Person shall promptly report any transaction which is, or might appear to be, in violation of this Code. Such report shall contain the information required in quarterly transaction reports filed pursuant to Section 5(a)(ii).

          (d) All reports prepared pursuant to this Section 5 shall be filed with the person designated by the Adviser's compliance department to review these materials.

          (e) The Adviser's compliance department will identify all Access Persons who are required to file reports pursuant to this Section 5 and will inform them of their reporting obligation.

6. RECORDKEEPING REQUIREMENTS

          The Adviser will, on behalf of each Portfolio, maintain at its principal place of business maintain records in the manner and extent set out in this Section of this Code and will make available to the Securities and Exchange Commission (SEC) at any time and from time to time for reasonable, periodic, special or other examination:

         (a) A copy of each code of ethics of the Adviser, distributor and the Portfolios that is in effect, or at any time within the past five years was in effect, must be maintained in an easily accessible place;

         (b) A record of any violation of this Code, and of any action taken as a result of the violation, must be maintained in an easily accessible place for at least five years after the end of the fiscal year in which the violation occurs;

         (c)   A copy of each report made by an Access Person as required by
               Section 5(a) of this Code, including any information provided in lieu of a quarterly transaction report, must be maintained for at least five years after the end of the fiscal year in which the report is made or the information is provided, the first two years in an easily accessible place.

         (d) A record of all persons, currently or within the past five years, who are or were required to make reports as Access Persons or who are or were responsible for reviewing these reports, must be maintained in an easily accessible place.

         (e) A copy of each report required by Section 7(b) of this Code must be maintained for at least five years after the end of the fiscal year in which it is made, the first two years in an easily accessible place.

         (f) The Portfolio must maintain a record of any decision, and the reasons supporting the decision, to approve the acquisition by Investment Personnel of any Covered Security that is part of an Initial Public Offering or a Limited Offering, for at least five years after the end of the fiscal year in which the approval is granted.

7. FIDUCIARY DUTIES OF THE PORTFOLIO'S BOARD OF TRUSTEES

     a. Each Portfolio's Trustees, including a majority of Disinterested Trustees, must approve the code of ethics of the Portfolio, the Adviser and distributor and any material change to these codes. The Board must base its approval of a code and any material changes to the code on a determination that the code contains provisions reasonably necessary to prevent Access Persons from engaging in any conduct prohibited by Rule 17j-1(b) of the Act as described in Section 1. Before approving the codes of the Adviser, distributor and the Portfolios, each Portfolio's Board must receive certification from the Adviser, distributor and the Portfolios that each has adopted procedures reasonably necessary to prevent Access Persons from violating its code of ethics. The Portfolio's Board must approve the codes of the Adviser and the distributor before initially retaining the services of the Adviser or distributor. The Portfolio's Board must approve a material change to a code not later than six months after adoption of the material change. The Adviser, distributor and the Portfolios must each use reasonable diligence and institute procedure reasonably necessary to prevent violations of its code of ethics.

     b. No less frequently than annually, the Adviser, distributor, and the Portfolios must furnish to the Portfolio's Board a written report that:

         1. Describes any issues arising under the code of ethics or procedures since the last report to the Board, including, but not limited to, information about material violations of the code or procedures and sanctions imposed in response to the material violations; and

         2. Certifies that the Adviser, the distributor, and the Portfolios have adopted procedures reasonably necessary to prevent Access Persons from violating the code.

8. SANCTIONS

         Upon discovering a violation of this Code, the Trustees of the Portfolio may impose such sanctions as they deem appropriate, including, INTER ALIA, a letter of censure or suspension or termination of the employment of the violator.

ANNEX A

      The term "beneficial owner" shall mean any person who, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise, has or shares a direct or indirect pecuniary interest in the securities, subject to the following:

      (i) The term "pecuniary interest" in any class of securities shall mean the opportunity, directly or indirectly, to profit or share in any profit derived from a transaction in the subject securities.

      (ii) The term "indirect pecuniary interest" in any class of securities shall include, but not be limited to:

      (A) Securities held by members of a person's immediate family sharing the same household; PROVIDED, HOWEVER, that the presumption of such beneficial ownership may be rebutted;

      (B) A general partner's proportionate interest in the portfolio securities held by a general or limited partnership. The general partner's proportionate interest, as evidenced by the partnership agreement in effect at the time of the transaction and the partnership's most recent financial statements, shall be the greater of: (1) the general partner's share of the partnership's profits, including profits attributed to any limited partnership interests held by the general partner and any other interests in profits that arise from the purchase and sale of the partnership's portfolio securities; or (2) the general partner's share of the partnership capital account, including the share attributable to any limited partnership interest held by the general partner;

      (C) A performance-related fee, other than an asset-based fee, received by any broker, dealer, bank, insurance company, investment company, investment adviser, investment manager, trustee or person or entity performing a similar function; PROVIDED, HOWEVER, that no pecuniary interest shall be present where
(1) the performance-related fee, regardless of when payable, is calculated based upon net capital gains and/or net capital appreciation generated from the portfolio or from the fiduciary's overall performance over a period of one year or more; and (2) securities of the issuer do not account for more than 10 percent of the market value of the portfolio. A right to a nonperformance-related fee alone shall not represent a pecuniary interest in the securities;

      (D) A person's right to dividends that is separated or separable from the underlying securities. Otherwise, a right to dividends alone shall not represent a pecuniary interest in the securities;

      (E) A person's interest in the securities held by a trust, as follows:

           (1) TRUSTEES. If a trustee has a pecuniary interest, as provided above, in any holding or transaction in the issuer's securities held by the trust, such holding or transaction shall be attributed to the trustee in the trustee's individual capacity, as well as on behalf of the trust. With respect to performance fees and holdings of the trustee's immediate family, trustees shall be deemed to have a pecuniary interest in the trust holdings and transactions in the following circumstances: (i) a performance fee is received that does not meet the proviso of paragraph (ii)(C) above; or (ii)at least one beneficiary of the trust is a member of the trustee's immediate family. The pecuniary interest of the immediate family member(s) shall be attributed to the trustee;

           (2) BENEFICIARIES. A beneficiary shall have or share reporting obligations with respect to transactions in the issuer's securities held by the trust, if the beneficiary is a beneficial owner of the securities, as follows:

                 (aa) If a beneficiary shares investment control with the trustee with respect to a trust transaction, the transaction shall be attributed to both the beneficiary and the trust;

                 (bb) If a beneficiary has investment control with respect to a trust transaction without consultation with the trustee, the transaction shall be attributed to the beneficiary only; and

                 (cc) In making a determination as to whether a beneficiary is the beneficial owner of the securities, beneficiaries shall be deemed to have a pecuniary interest in the issuer's securities held by the trust to the extent of their pro rata interest in the trust where the trustee does not exercise exclusive investment control.

                 (3) SETTLORS. If a settlor reserves the right to revoke the trust without the consent of another person, the trust holdings and transactions shall be attributed to the settlor instead of the trust; provided, however, that if the settlor does not exercise or share investment control over the issuer's securities held by the trust, the trust holdings and transactions shall be attributed to the trust instead of the settlor; and

                (F) A person's right to acquire securities through the exercise or conversion of any derivative security, whether or not presently exercisable.

                (iii) A shareholder shall not be deemed to have a pecuniary interest in the portfolio securities held by a corporation or similar entity in which the person owns securities if the shareholder is not a controlling shareholder of the entity and does not have or share investment control over the entity's portfolio.

                                 CODE OF ETHICS

                                   SCHEDULE A


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TRUST                                           ADOPTION DATE


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JP Morgan Funds (JPMF)                          10/25/01

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JP Morgan Institutional Funds (JPMIF)           10/25/01

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JP Morgan Series Trust (JPMST                   10/25/01

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Mutual Fund Group (MFG)                         10/25/01

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Mutual Fund Select Group (MFSG)                 10/25/01

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Mutual Fund Trust (MFT)                         10/25/01

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Mutual Fund Select Trust (MFST)                 10/25/01

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Mutual Fund Variable Annuity Trust (MFVAT)      10/25/01

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Mutual Fund Investment Trust (MFIT)             10/25/01

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Fleming Mutual Fund Group (FMFG)                10/25/01

------------------------------------------      -------------------------

                 J.P. MORGAN FLEMING ASSET MANAGEMENT (USA) INC.
                     J.P. MORGAN INVESTMENT MANAGEMENT INC.
                              ROBERT FLEMING, INC.
              J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON) LIMITED
                       JF INTERNATIONAL MANAGEMENT LIMITED

                                 CODE OF ETHICS

1. PURPOSES

         This Code of Ethics (the "Code") has been adopted by investment advisers listed above, and any affiliates thereof that provide investment advisory service (collectively, "J.P. Morgan Fleming"), in accordance with Rule 17j-1(c) promulgated under the Investment Company Act of 1940, as amended (the "Act"). Rule 17j-1 under the Act generally proscribes fraudulent or manipulative practices with respect to purchases or sales of securities Held or to be Acquired (defined in Section 2(k) of this Code) by investment companies, if effected by associated persons of such companies. The purpose of this Code is to adopt provisions reasonably necessary to prevent Access Persons from engaging in any unlawful conduct as set forth in Rule 17j-1(b) as follows:

         It is unlawful for any affiliated person of or principal underwriter for a Fund, or any affiliated person of an investment adviser of or principal underwriter for a Fund, in connection with the purchase or sale, directly or indirectly, by the person of a Security Held or to be Acquired by the Fund:

       (a)   To employ any device, scheme or artifice to defraud the Fund;

       (b) To make any untrue statement of a material fact to the Fund or omit to state a material fact necessary in order to make the statements made to the Fund, in light of the circumstances under which they are made, not misleading;

       (c) To engage in any act, practice, or course of business that operates or would operate as a fraud or deceit on the Fund; or

       (d)   To engage in any manipulative practice with respect to the Fund.

2. DEFINITIONS

     (a) "Access Person" means any director, officer, general partner or Advisory Person of the Adviser.

     (b)  "Administrator" means Morgan Guaranty Trust Company or any successors.

     (c) "Advisory Person" means (i) any employee of the Adviser or the Administrator (or any company in a control relationship to the Adviser or Administrator) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of securities for a Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (ii) any natural person in a control relationship to the Adviser who obtains information concerning recommendations regarding the purchase or sale of securities by a Fund.

     (d) "Beneficial ownership" shall be interpreted in the same manner as it would be under Exchange Act Rule 16a-1(a)(2)in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder.

     (e)  "Control" has the same meaning as in Section 2(a)(9) of the Act.

     (f) "Covered Security" shall have the meaning set forth in Section 2(a)(36) of the Act, except that it shall not include shares of open-end funds, direct obligations of the United States Government, bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements.

     (g) "Fund" means an Investment Company registered under the Investment Company Act of 1940.

     (h) "Initial Public Offering" means an offering of Securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act.

     (i) "Limited Offering" means an offering that is exempt from registration under the Securities Act pursuant to Section 4(2) or Section 4(6) or pursuant to Rule 504, Rule 505, or Rule 506 under the Securities Act.

     (j) "Purchase or sale of a Covered Security" includes, among other things, the writing of an option to purchase or sell a Covered Security.

     (k) "Security Held or to be Acquired" by a Adviser means: (i) any Covered Security which, within the most recent 15 days, is or has been held by a Fund or other client of the Adviser or is being or has been considered by the Adviser for purchase by a Fund or other client of the Adviser; and (ii) any option to purchase or sell, and any security convertible into or exchangeable for, a Covered Security described in
          Section 2(k)(i) of this Code.

3. STATEMENT OF PRINCIPLES

        It is understood that the following general fiduciary principles govern the personal investment activities of Access Persons:

        (a) the duty to at all times place the interests of shareholders and other clients of the Adviser first;

        (b) the requirement that all personal securities transactions be conducted consistent with this Code of Ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of an individual's position of trust and responsibility;
        (c) the fundamental standard that Investment Personnel may not take inappropriate advantage of their position; and
        (d) all personal transactions must be oriented toward investment, not short-term or speculative trading.

        It is further understood that the procedures, reporting and recordkeeping requirements set forth below are hereby adopted and certified by the Adviser as reasonably necessary to prevent Access Persons from violating the provisions of this Code of Ethics.

4. PROCEDURES TO BE FOLLOWED REGARDING PERSONAL INVESTMENTS BY ACCESS PERSONS

        (a) Pre-clearance requirement. Each Access Person must obtain prior written approval from his or her group head (or designee) and from the Adviser's compliance department before transacting in any Covered Security based on certain quidelines set forth from time to time by the Adviser's compliance department. For details regarding transactions in mutual funds, see Section 4(e).

        (b) Brokerage transaction reporting requirement. Each Access Person working in the United States must maintain all of his or her accounts and the accounts of any person of which he or she is deemed to be a beneficial owner with a broker designated by the Adviser and must direct such broker to provide broker trade confirmations to the Adviser's compliance department, unless an exception has been granted by the Adviser's compliance department. Each Access Person to whom an exception to the designated broker requirement has been granted must instruct his or her broker to forward all trade confirms and monthly statements to the Adviser's compliance department. Access Persons located outside the United States are required to provide details of each brokerage transaction of which he or she is deemed to be the beneficial owner, to the Adviser's compliance group, within the customary period for the confirmation of such trades in that market.

        (c) Initial public offerings (new issues). Access Persons are prohibited from participating in Initial Public Offerings, whether or not J.P. Morgan Chase or any of its affiliates is an underwriter of the new issue, while the issue is in syndication.

        (d) Minimum investment holding period. Each Access Person is subject to a 60-day minimum holding period for personal transactions in Covered Securities. An exception to this minimum holding period requirement may be granted in the case of hardship as determined by the Adviser's compliance department.

        (e) Mutual funds. Each Access Person must pre-clear transactions in shares of closed-end Funds with the Adviser's compliance department, as they would with any other Covered Security. See Section 4(a). Each Access Person must obtain pre-clearance from his or her group head(or designee) before buying or selling shares in an open-end Fund or a sub-advised Fund managed by the Adviser if such Access Person has had recent dealings or responsibilities regarding such mutual fund.

        (f) Limited offerings. An Access Person may participate in a limited offering only with advance notification to the Adviser's compliance department and with written approval of such Access Person's group head (or designee).

        (g) Blackout periods. Advisory Persons are subject to blackout periods 7 calendar days before and after the trade date of a Covered Security where such Advisory Person makes, participates in, or obtains information regarding the purchase or sale of such Covered Security for any of their client accounts. In addition, Access Persons are prohibited from executing a transaction in a Covered Security during a period in which there is a pending buy or sell order on the Adviser's trading desk.

        (h) Prohibitions. Short sales are generally prohibited. Transactions in options, rights, warrants, or other short-term securities and in futures contracts (unless for bona fide hedging) are prohibited, except for purchases of options on widely traded indices specified by the Adviser's compliance department.

        (i) Securities of J.P. Morgan Chase. All transactions in securities issued by J.P. Morgan Chase must be pre-cleared with the Adviser's compliance department.

        (j) Each Advisory Person must disclose any potential conflict of interest (personal or professional) to his or her group head either prior to or at the time of making any recommendation that may result in the purchase or sale of securities for a Fund.

5. REPORTING REQUIREMENTS

    (a) Every Access Person must report to the Adviser:

        (i) Initial Holdings Reports. No later than 10 days after the person becomes an Access Person, the following information: (A) the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership when the person became an Access Person; (B) the name of any broker, dealer or bank with whom the Access Person maintained an account in which any Covered Securities were held for the direct or indirect benefit of the Access Person as of the date the person became an Access Person; and (C) the date that the report is
        submitted  by  the  Access   Person.

        (ii) Quarterly Transaction Reports. No later than 10 days after the end of a calendar quarter, with respect to any transaction during the quarter in a Covered Security in which the Access Person had any direct or indirect Beneficial Ownership: (A) the date of the transaction, the title, the interest rate and maturity date (if applicable), the number of shares and principal amount of each Covered Security
        involved;   (B)  the  nature  of  the  transaction; (C) the price of the
        Covered Security at which the transaction was effected; (D) the name of the broker, dealer or bank with or through which the transaction was effected; and (E) the date that the report is submitted by the Access Person.

        (iii) New Account Report. No later than 10 days after the calendar quarter, with respect to any account established by the Access Person in which any Covered Securities were held during the quarter for the direct or indirect benefit of the Access Person: (A) the name of the broker, dealer or bank with whom the Access Person established the account; (B) the date the account was established; and (C) the date that the report is submitted by the Access Person.

        (iv) Annual Holdings Report. Annually, the following information (which information must be current as of a date no more than 30 days before the report is submitted): (A) the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership; (B) the name of any broker, dealer or bank with whom the Access Person maintains an account in which any Covered Securities are held for the direct or indirect benefit of the Access Person: and (C) the date that the report is submitted by the Access Person.

    (b) Exceptions from the Reporting Requirements.

        (i) Notwithstanding the provisions of Section 5(a), no Access Person shall be required to make:

                A. a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence or control;

                B. a Quarterly Transaction or New Account Report under Sections 5(a)(ii) or (iii) if the report would duplicate information contained in broker trade confirmations or account statements received by the Adviser with respect to the Access Person no later than 10 days after the calendar quarter end, if all of the information required by Sections 5(a)(ii) or (iii), as the case may be, is contained in the broker trade confirmations or account statements, or in the records of the Adviser.
    (c) Each Access Person shall promptly report any transaction which is, or might appear to be, in violation of this Code. Such report shall contain the information required in Quarterly Transaction Reports filed pursuant to Section 5(a)(ii).

    (d) All reports prepared pursuant to this Section 5 shall be filed with the appropriate compliance personnel designated by the Adviser and reviewed in accordance with procedures adopted by such personnel.

    (e) The Adviser will identify all Access Persons who are required to file reports pursuant to this Section 5 and will inform them of their reporting obligation.

    (f) The Adviser no less frequently than annually shall furnish to a Fund's board of directors for their consideration a written report that:

        (a) describes any issues under this Code of Ethics or related procedures since the last report to the board of directors, including, but not limited to, information about material violations of the Code or procedures and sanctions imposed in response to the material violations; and

        (b) certifies that the Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating this Code of Ethics.

6.  RECORDKEEPING  REQUIREMENTS

    The Adviser must at its principal place of business maintain records in the manner and extent set out in this Section of this Code and must make available to the Securities and Exchange Commission (SEC) at any time and from time to time for reasonable, periodic, special or other examination:

        (a) A copy of its code of ethics that is in effect, or at any time within the past five years was in effect, must be maintained in an easily accessible place;

        (b) A record of any violation of the code of ethics, and of any action taken as a result of the violation, must be maintained in an easily accessible place for at least five years after the end of the fiscal year in which the violation occurs;

        (c) A copy of each report  made by an Access Person as required by
            Section 5(a) including any information provided in lieu of a quarterly transaction report, must be maintained for at least five years after the end of the fiscal year in which the report is made or the information is provided, the first two years in an easily accessible place.

        (d) A record of all persons, currently or within the past five years, who are or were required to make reports as Access Persons or who are or were responsible for reviewing these reports, must be maintained in an easily accessible place.

        (e) A copy of each report required by 5(f) above must be maintained for at least five years after the end of the fiscal year in which it is made, the first two years in an easily accessible place.

        (f) A record of any decision and the reasons supporting the decision to approve the acquisition by Access Persons of securities under
            Section 4(f) above, for at least five years after the end of the fiscal year in which the approval is granted.

8.  SANCTIONS

     Upon discovering a violation of this Code, the Adviser may impose such sanctions as they deem appropriate, including, INTER ALIA, financial penalty, a letter of censure or suspension or termination of the employment of the violator.



                              BISYS FUND SERVICES
                                 CODE OF ETHICS

I. INTRODUCTION

         This Code of Ethics (the "Code") sets forth the basic policies of ethical conduct for all directors, officers and associates (hereinafter referred to as "Covered Persons") of the BISYS Fund Services companies listed on Exhibit A hereto (hereinafter collectively referred to as "BISYS"). Rule 17j-1(b) under the Investment Company Act of 1940, as amended, (the "1940 Act") makes it unlawful for BISYS companies operating as a principal underwriter of a registered investment company (hereinafter referred to individually as a "Fund" or collectively as the "Funds"), or any affiliated person of such principal underwriter, in connection with the purchase or sale by such person of a security "HELD OR TO BE ACQUIRED"(1) by any Fund:

         (1) to employ any device, scheme or artifice to defraud the Fund;

         (2) to make to the Fund any untrue statement of a material fact or omit to state to the Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

         (3) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit upon the Fund; or

         (4) to engage in any manipulative practice with respect to the Fund.

Any violation of this provision by a Covered Person shall be deemed to be a violation of this Code.

II. RISKS OF NON-COMPLIANCE

         Any violation of this Code may result in the imposition by BISYS of sanctions against the Covered Person, or may be grounds for the immediate termination of the Covered Person's position with BISYS. In addition, in some cases (e.g., the misuse of inside information), a violation of federal and state civil and criminal statutes may subject the Covered Person to fines, imprisonment and/or monetary damages.


------------------------
(1) A security "HELD OR TO BE ACQUIRED" is defined under Rule 17j-l(a)(10) as any COVERED SECURITY which, within the most recent fifteen (15) days: (A) is or has been held by a Fund, or (B) is being or has been considered by a Fund or the investment adviser for a Fund for purchase by the Fund. A purchase or sale includes the writing of an option to purchase or sell and any security that is convertible into or exchangeable for, any security that is held or to be acquired by a Fund. "COVERED SECURITIES", as defined under Rule 17j-1(a)(4), DO NOT INCLUDE: (i) securities issued by the United States Government; (ii) bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements; (iii) shares of open-end investment companies; (iv) transactions which you had no direct or indirect influence or control; (v) transactions that are not initiated, or directed, by you; and (vi) securities acquired upon the exercise of rights issued by the issuer to all shareholders pro rata.

III. ETHICAL STANDARDS

         The foundation of this Code consists of basic standards of conduct including, but not limited to, the avoidance of conflicts between personal interests and interests of BISYS or its Fund clients. To this end, Covered Persons should understand and adhere to the following ethical standards:

         (A) THE DUTY AT ALL TIMES TO PLACE THE INTERESTS OF FUND SHAREHOLDERS FIRST; This duty requires that all Covered Persons avoid serving their own personal interests ahead of the interests of the shareholders of any Fund for which BISYS serves as the administrator, distributor, transfer agent or fund accountant.

         (B) THE DUTY TO ENSURE THAT ALL PERSONAL SECURITIES TRANSACTIONS BE CONDUCTED IN A MANNER THAT IS CONSISTENT WITH THIS CODE TO AVOID ANY ACTUAL OR POTENTIAL CONFLICT OF INTEREST OR ANY ABUSE OF SUCH COVERED PERSON'S POSITION OF TRUST AND RESPONSIBILITY; AND Covered Persons should study this Code and ensure that they understand its requirements. Covered Persons should conduct their activities in a manner that not only achieves technical compliance with this Code but also abides by its spirit and principles.

         (C) THE DUTY TO ENSURE THAT COVERED PERSONS DO NOT TAKE INAPPROPRIATE ADVANTAGE OF THEIR POSITION WITH BISYS.

         Covered Persons engaged in personal securities transactions should not take inappropriate advantage of their position or of information obtained during the course of their association with BISYS. Covered Persons should avoid situations that might compromise their judgment (e.g., the receipt of perquisites, gifts of more than de minimis value or unusual investment opportunities from persons doing or seeking to do business with BISYS or the Funds).

         A "PERSONAL SECURITIES TRANSACTION" is considered to be a transaction in a Covered Security of which the Covered Person is deemed to have "BENEFICIAL OWNERSHIP."(2) This includes, but is not limited to, transactions in accounts of the Covered Person's spouse, minor children, or other relations residing in the Covered Person's household, or accounts in which the Covered Person has discretionary investment control.



------------------------
(2) "BENEFICIAL OWNERSHIP" of a security is defined under Rule 16a-1(a)(2) of the Securities Exchange Act of 1934, which provides that a Covered Person should consider himself/herself the beneficial owner of securities held by his/her spouse, his/her minor children, a relative who shares his/her home, or other persons, directly or indirectly, if by reason of any contract, understanding, relationship, agreement or other arrangement, he/she obtains from such securities benefits substantially equivalent to those of ownership. He/she should also consider himself/herself the beneficial owner of securities if he/she can vest or revest title in himself/herself now or in the future.

IV. RESTRICTIONS AND PROCEDURES

         This section is divided into two (2) parts. Part A relates to restrictions and procedures applicable to all Covered Persons in addition to the aforementioned Rule 17j-1(b) provisions. Part B imposes additional restrictions and reporting requirements for those Covered Persons who are listed on Exhibit B hereto (hereinafter referred to as "ACCESS PERSONS"(3)).

         A. RESTRICTIONS AND PROCEDURES FOR ALL COVERED PERSONS:

            1. PROHIBITION AGAINST USE OF MATERIAL INSIDE INFORMATION

               Covered Persons may have access to information about Funds that is confidential and not available to the general public, such as (but not limited to) information concerning securities held in, or traded by, Fund portfolios, information concerning certain underwritings of broker/dealers affiliated with a Fund that may be deemed to be "MATERIAL INSIDE INFORMATION", and information which involves a merger or acquisition that has not been disclosed to the public.

               "MATERIAL INSIDE INFORMATION" IS DEFINED AS ANY INFORMATION ABOUT A COMPANY WHICH HAS NOT BEEN DISCLOSED TO THE GENERAL PUBLIC AND WHICH EITHER A REASONABLE PERSON WOULD DEEM TO BE IMPORTANT IN MAKING AN INVESTMENT DECISION OR THE DISSEMINATION OF WHICH IS LIKELY TO IMPACT THE MARKET PRICE OF THE COMPANY'S SECURITIES.

               Covered Persons in possession of material inside information must not trade in or recommend the purchase or sale of the securities concerned until the information has been properly disclosed and disseminated to the public.

            2. INITIAL AND ANNUAL CERTIFICATIONS

               Within ten (10) days following the commencement of their employment or otherwise becoming subject to this Code and at least annually following the end of the calendar year, all Covered Persons shall be required to sign and submit to the Code Compliance Officer a written certification, in the form of Exhibit C hereto, affirming that he/she has read and understands this Code to which he/she is subject. In addition, the Covered Person must certify annually that he/she has complied with the requirements of this Code and has disclosed and reported all personal securities transactions that are required to be disclosed and reported by this Code. The Code Compliance Officer will circulate the Annual Certifications and Holdings Reports for completion following the end of each calendar year.


------------------------
(3) An "ACCESS PERSON" is defined under Rule 17j-1(a)(1)(ii) to include any director, officer or general partner of a principal underwriter for a Fund who, in the ordinary course of business, makes, participates in or OBTAINS INFORMATION regarding the purchase or sale of securities for such Fund or whose functions or duties in the ordinary course of business relate to the making of any recommendation to such Fund regarding the purchase or sale of securities. This Code has included BISYS associates that are not directors, officers or general partners of any BISYS Fund Services company but would otherwise be deemed Access Persons for purposes of this Code.


         B. RESTRICTIONS AND REPORTING REQUIREMENTS FOR ALL ACCESS PERSONS:

            Each Access Person must refrain from engaging in a PERSONAL SECURITIES TRANSACTION when the Access Person knows, or in the ordinary course of fulfilling his/her duties would have reason to know, that at the time of the personal securities transaction a Fund has a pending buy or sell order in the same Covered Security.

            1. INITIAL AND ANNUAL HOLDINGS REPORTS

               All Access Persons must file a completed Initial and Annual Holdings Report, in the form of Exhibit D hereto, with the Code Compliance Officer WITHIN TEN (10) DAYS OF COMMENCEMENT OF THEIR EMPLOYMENT OR OTHERWISE BECOMING SUBJECT TO THIS CODE AND THEREAFTER ON AN ANNUAL BASIS FOLLOWING THE END OF THE CALENDAR YEAR IN ACCORDANCE WITH PROCEDURES ESTABLISHED BY THE CODE COMPLIANCE Officer.

            2. TRANSACTION/NEW ACCOUNT REPORTS

               All Access Persons must file a completed Transaction/New Account Report, in the form of Exhibit E hereto, with the Code Compliance Officer WITHIN TEN (10) DAYS AFTER (I) OPENING AN ACCOUNT WITH A BROKER, DEALER OR BANK IN WHICH COVERED SECURITIES ARE HELD; OR
               (II) ENTERING INTO ANY PERSONAL SECURITIES TRANSACTION IN WHICH AN ACCESS PERSON HAS ANY DIRECT OR INDIRECT BENEFICIAL OWNERSHIP. Personal securities transactions are those involving any COVERED SECURITY in which the person has, or by reason of such personal securities transaction acquires, any direct or indirect, "BENEFICIAL OWNERSHIP."(2)

            3. CONFIRMATIONS AND STATEMENTS

               In order to provide BISYS with information to determine whether the provisions of this Code are being observed, each Access Person shall direct his/her broker, dealer or bank to supply to the Code Compliance Officer, on a timely basis, duplicate copies of confirmations of all personal securities transactions and copies of monthly statements for all Covered Securities accounts. The confirmations should match the Transaction/New Account Reports. These confirmations and statements should be mailed, on a confidential basis, to the Code Compliance Officer at the following address:

                                ATTN: Code Compliance Officer
                                Regulatory Services
                                BISYS Fund Services
                                3435 Stelzer Road, Suite 1000
                                Columbus, Ohio 43219-8001

         C. REVIEW OF REPORTS AND ASSESSMENT OF CODE ADEQUACY:

            The Code Compliance Officer shall review and maintain the Initial and Annual Certifications, Initial and Annual Holdings Reports and Transaction/New Account Reports (the "Reports") with the records of BISYS. Following receipt of the Reports, the Code Compliance Officer shall consider in accordance with Procedures designed to prevent Access Persons from violating this Code:

            (a) whether any personal securities transaction evidences an apparent violation of this Code; and

            (b) whether any apparent violation of the reporting requirement has occurred pursuant to Section B above.

            Upon making a determination that a violation of this Code, including its reporting requirements, has occurred, the Code Compliance Officer shall report such violations to the General Counsel of BISYS Fund Services who shall determine what sanctions, if any, should be recommended to be taken by BISYS. The Code Compliance Officer shall prepare quarterly reports to be presented to the Fund Boards of Directors/Trustees with respect to any material trading violations under this Code.

            This Code, a copy of all Reports referenced herein, any reports of violations, and lists of all Covered and Access Persons required to make Reports, shall be preserved for the period(s) required by Rule 17j-1. BISYS shall review the adequacy of the Code and the operation of its related Procedures at least once a year.

V. REPORTS TO FUND BOARDS OF DIRECTORS/TRUSTEES

         BISYS shall submit the following reports to the Board of Directors/ Trustees for each Fund for which it serves as principal underwriter:

         A. BISYS FUND SERVICES CODE OF ETHICS

            A copy of this Code shall be submitted to the Board of each Fund no later than September 1, 2000 or for new Fund clients, prior to BISYS commencing operations as principal underwriter, for review and approval. Thereafter, all material changes to this Code shall be submitted to each Board for review and approval not later than six
            (6) months following the date of implementation of such material changes.

         B. ANNUAL CERTIFICATION OF ADEQUACY

            The Code Compliance Officer shall annually prepare a written report to be presented to the Board of each Fund detailing the following:

            1. Any issues arising under this Code or its related Procedures since the preceding report, including information about material violations of this Code or its related Procedures and sanctions imposed in response to such material violations; and

            2. A Certification to Fund Boards, in the form of Exhibit F hereto, that BISYS has adopted Procedures designed to be reasonably necessary to prevent Access Persons from violating this Code.



                              BISYS FUND SERVICES
                                 CODE OF ETHICS
                                   EXHIBIT A


The following companies are subject to the BISYS Fund Services Code of Ethics(1):

Barr Rosenberg Funds Distributor, Inc.
BISYS Fund Services, Inc.
BISYS Fund Services Limited Partnership
BISYS Fund Services Ohio, Inc.
BNY Hamilton Distributors, Inc.
CFD Fund Distributors, Inc.
Centura Funds Distributor, Inc.
Concord Financial Group, Inc.
Kent Funds Distributors, Inc.
Evergreen Distributor, Inc.
IBJ Funds Distributor, Inc..
Mentor Distributors, LLC
The One Group Services Company
Performance Funds Distributor, Inc.
J.P. Morgan Fund Distributors, Inc.
Funds Distributor, Inc.


--------------------------
(1) The companies listed on this Exhibit A may be amended from time to time, as required.

AS OF APRIL 11, 2001



                              BISYS FUND SERVICES
                                 CODE OF ETHICS
                                   EXHIBIT B


The following Covered Persons are considered ACCESS PERSONS under the BISYS Fund Services Code of Ethics(1):

Client Services - all associates
CFD Fund Distributors, Inc. - all directors, officers and employees Directors/Officers of each BISYS entity listed on Exhibit A that met the statutory definition of Access Person under Rule17j-1
Financial Services (Fund Accounting and Financial Administration) - all
    associates
Fund Administration - all associates
Information Systems - all associates
Legal Services - all paralegals and attorneys
The One Group Services Company - all directors, officers and employees
Tax Services - all associates
J.P. Morgan Fund Distributors, Inc. - all officers, directors and employees Funds Distributor, Inc. - all officers and directors
All wholesalers and telewholesalers employed by the BISYS companies listed on Exhibit A


--------------------------
(1) The Access Persons listed on this Exhibit B may be amended from time to time, as required.

AS OF APRIL 11, 2001


                              BISYS FUND SERVICES
                                 CODE OF ETHICS
                                   EXHIBIT C


                       INITIAL AND ANNUAL CERTIFICATIONS


         I hereby certify that I have read and thoroughly understand and agree to abide by the conditions set forth in the BISYS Fund Services Code of Ethics. I further certify that, during the time of my affiliation with BISYS, I will comply or have complied with the requirements of this Code and will disclose/ report or have disclosed/reported all personal securities transactions required to be disclosed/reported by the Code.

         If I am deemed to be an Access Person under this Code, I certify that I will comply or have complied with the Transaction/New Account Report requirements as detailed in the Code and submit herewith my Initial and Annual Holdings Report. I further certify that I will direct or have directed each broker, dealer or bank with whom I have an account or accounts to send to the BISYS Code Compliance Officer duplicate copies of all confirmations and statements relating to my account(s).




---------------------------------
Print or Type Name



---------------------------------
Signature



---------------------------------
Date





                              BISYS FUND SERVICES
                                 CODE OF ETHICS
                                   EXHIBIT D

                       INITIAL AND ANNUAL HOLDINGS REPORT



NAME AND ADDRESS OF                    ACCOUNT NUMBER(S)  IF NEW ACCOUNT,
BROKER, DEALER OR BANK(S)                                 DATE ESTABLISHED

-------------------------------------- ------------------ ------------------
-------------------------------------- ------------------ ------------------
-------------------------------------- ------------------ ------------------
-------------------------------------- ------------------ ------------------
-------------------------------------- ------------------ ------------------
-------------------------------------- ------------------ ------------------
-------------------------------------- ------------------ ------------------
-------------------------------------- ------------------ ------------------
-------------------------------------- ------------------ ------------------


|_| ATTACHED ARE THE COVERED SECURITIES BENEFICIALLY OWNED BY ME AS OF THE DATE
    OF THIS INITIAL AND ANNUAL HOLDINGS REPORT.

|_| I DO NOT HAVE ANY COVERED SECURITIES BENEFICIALLY OWNED BY ME AS OF THE DATE
    OF THIS INITIAL AND ANNUAL HOLDINGS REPORT.




---------------------------------
Print or Type Name



---------------------------------
Signature



---------------------------------
Date






SECURITY              NUMBER OF           PRINCIPAL AMOUNT
DESCRIPTION           COVERED
(SYMBOL/CUSIP)        SECURITIES/
                      SHARES HELD

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------------------    ----------------    ----------------
------------------    ----------------    ----------------
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       BISYS FUND SERVICES CODE OF ETHICS -TRANSACTION/NEW ACCOUNT REPORT
                                   EXHIBIT E

         I hereby certify that the Covered Securities described below (or attached hereto in the annual statement from my broker, dealer or bank) were purchased or sold on the date(s) indicated. Such Covered Securities were purchased or sold in reliance upon public information lawfully obtained by me through independent research. I have also listed below the account number(s) for any new account(s) opened in which Covered Securities are held. My decision to enter into any personal securities transaction(s) was not based upon information obtained as a result of my affiliation with BISYS.

             COVERED SECURITIES PURCHASED/ACQUIRED OR SOLD/DISPOSED


SECURITY      TRADE   NUMBER OF   PER SHARE   PRINCIPAL  INTEREST
DESCRIPTION   DATE    SHARES      PRICE       AMOUNT     RATE
(SYMBOL/CUSIP)                                           (IF
                                                         APPLICABLE)


-----------   -----   ---------   ---------   --------   -----------
-----------   -----   ---------   ---------   --------   -----------
-----------   -----   ---------   ---------   --------   -----------
-----------   -----   ---------   ---------   --------   -----------
-----------   -----   ---------   ---------   --------   -----------
-----------   -----   ---------   ---------   --------   -----------
-----------   -----   ---------   ---------   --------   -----------
-----------   -----   ---------   ---------   --------   -----------


MATURITY      NAME OF BROKER, DEALER        BOUGHT (B)
RATE          OR BANK (AND ACCOUNT NUMBER   OR SOLD (S)
(IF           AND DATE ESTABLISHED, IF NEW)
APPLICABLE)


-----------   ---------------------------   --------------
-----------   ---------------------------   --------------
-----------   ---------------------------   --------------
-----------   ---------------------------   --------------
-----------   ---------------------------   --------------
-----------   ---------------------------   --------------
-----------   ---------------------------   --------------
-----------   ---------------------------   --------------


         This Transaction/New Account Report is not an admission that you have or had any direct or indirect beneficial ownership in the Covered Securities listed above.




--------------------------------
Print or Type Name



--------------------------------          --------------------------------
Signature                                 Date




                              BISYS FUND SERVICES
                                 CODE OF ETHICS
                                   EXHIBIT F

                          CERTIFICATION TO FUND BOARDS

BISYS Fund Services ("BISYS") requires that all directors, officers and associates of BISYS ("Covered Persons") certify that they have read and thoroughly understand and agree to abide by the conditions set forth in the BISYS Code of Ethics (the "Code"). If such Covered Persons are deemed to be Access Persons under the Code, they are required to submit Initial and Annual Holdings Reports, as well as Transaction/New Account Reports, to the Code Compliance Officer, listing all personal securities transactions in Covered Securities for all such accounts in which the Access Person has any direct or indirect beneficial interest within ten (10) days of entering into any such transactions. Access Persons must direct their broker, dealer or bank(s) to send duplicate trade confirmations and statements of all such personal securities transactions directly to the Code Compliance Officer who compares them to the required Transaction/New Account Reports. Additionally, the Code Compliance Officer undertakes a quarterly review of all Access Person's personal securities transactions against the Fund's Investment Adviser for all such Funds that BISYS serves as principal underwriter.

The undersigned hereby certifies that BISYS has adopted Procedures designed to be reasonably necessary to prevent Access Persons from violating BISYS' Code and the required provisions of Rule 17j-1 under the Investment Company Act of 1940, as amended.

--------------------------------        ------------------
Kathleen McGinnis                       Date
Code Compliance Officer
BISYS Fund Services